UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	702	$3,745
Ivy VIP Global Growth, Class II	974	9,214
Ivy VIP Growth, Class II	1,319	15,017
Ivy VIP High Income, Class I	882	3,193
Ivy VIP International Core Equity, Class II	748	13,325
Ivy VIP Limited-Term Bond, Class II	880	4,306
Ivy VIP Mid Cap Growth, Class I	625	6,780
Ivy VIP Small Cap Core, Class II	348	6,133
Ivy VIP Small Cap Growth, Class II	560	6,179
Ivy VIP Value, Class II	1,233	7,567

TOTAL AFFILIATED MUTUAL FUNDS – 98.7%		$75,459
(Cost: $76,560)

SHORT-TERM SECURITIES	Principal
Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$855	855

TOTAL SHORT-TERM SECURITIES – 1.1%		$855
(Cost: $855)

TOTAL INVESTMENT SECURITIES – 99.8%		$76,314
(Cost: $77,415)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		133

NET ASSETS – 100.0%		$76,447

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$75,459	$—	$—
Short-Term Securities	—	855	—
Total	$75,459	$855	$—

During the period ended September 30, 2017, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$77,415

Gross unrealized appreciation	731
Gross unrealized depreciation	(1,833)

Net unrealized depreciation	$(1,102)

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	2,437	$13,002
Ivy VIP Dividend Opportunities, Class II	1,355	11,148
Ivy VIP Global Growth, Class II	470	4,445
Ivy VIP Government Money Market, Class II	22,142	22,142
Ivy VIP Growth, Class II	1,266	14,421
Ivy VIP High Income, Class I	996	3,607
Ivy VIP International Core Equity, Class II	373	6,654
Ivy VIP Limited-Term Bond, Class II	4,524	22,126
Ivy VIP Mid Cap Growth, Class I	308	3,339
Ivy VIP Small Cap Core, Class II	193	3,398
Ivy VIP Small Cap Growth, Class II	310	3,423
Ivy VIP Value, Class II	547	3,354

TOTAL AFFILIATED MUTUAL FUNDS – 99.1%		$111,059
(Cost: $111,506)

SHORT-TERM SECURITIES	Principal
Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$1,235	1,235

TOTAL SHORT-TERM SECURITIES – 1.1%		$1,235
(Cost: $1,235)

TOTAL INVESTMENT SECURITIES – 100.2%		$112,294
(Cost: $112,741)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(247)

NET ASSETS – 100.0%		$112,047

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$111,059	$—	$—
Short-Term Securities	—	1,235	—
Total	$111,059	$1,235	$—

During the period ended September 30, 2017, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$112,741

Gross unrealized appreciation	685
Gross unrealized depreciation	(1,132)

Net unrealized depreciation	$(448)

SCHEDULE OF INVESTMENTS
Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	10,274	$54,815
Ivy VIP Dividend Opportunities, Class II	16,109	132,537
Ivy VIP Global Growth, Class II	7,681	72,664
Ivy VIP Government Money Market, Class II	87,746	87,746
Ivy VIP Growth, Class II	9,264	105,501
Ivy VIP High Income, Class I	9,112	32,987
Ivy VIP International Core Equity, Class II	5,796	103,286
Ivy VIP Limited-Term Bond, Class II	26,891	131,526
Ivy VIP Mid Cap Growth, Class I	3,659	39,695
Ivy VIP Small Cap Core, Class II	2,295	40,396
Ivy VIP Small Cap Growth, Class II	3,689	40,699
Ivy VIP Value, Class II	6,498	39,869

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$881,721
(Cost: $864,779)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$874	874

TOTAL SHORT-TERM SECURITIES – 0.1%		$874
(Cost: $874)

TOTAL INVESTMENT SECURITIES – 100.0%		$882,595
(Cost: $865,653)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		70

NET ASSETS – 100.0%		$882,665

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$881,721	$—	$—
Short-Term Securities	—	874	—
Total	$881,721	$874	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$865,653

Gross unrealized appreciation	25,464
Gross unrealized depreciation	(8,522)

Net unrealized appreciation	$16,942

SCHEDULE OF INVESTMENTS Pathfinder Moderate – Managed Volatility (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	6,492	$34,638
Ivy VIP Dividend Opportunities, Class II	10,179	83,751
Ivy VIP Global Growth, Class II	4,853	45,917
Ivy VIP Government Money Market, Class II	55,447	55,447
Ivy VIP Growth, Class II	5,854	66,669
Ivy VIP High Income, Class I	5,758	20,844
Ivy VIP International Core Equity, Class II	3,662	65,266
Ivy VIP Limited-Term Bond, Class II	16,993	83,112
Ivy VIP Mid Cap Growth, Class I	2,312	25,083
Ivy VIP Small Cap Core, Class II	1,450	25,525
Ivy VIP Small Cap Growth, Class II	2,331	25,717
Ivy VIP Value, Class II	4,106	25,193

TOTAL AFFILIATED MUTUAL FUNDS – 97.1%		$557,162
(Cost: $555,037)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.7%
Danaher Corp.,
1.050%, 10–2–17	$5,000	5,000
Sonoco Products Co.,
1.330%, 10–2–17	4,880	4,879

		9,879

Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (B)	7,093	7,093

TOTAL SHORT-TERM SECURITIES – 2.9%		$16,972
(Cost: $16,973)

TOTAL INVESTMENT SECURITIES – 100.0%		$574,134
(Cost: $572,010)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(33)

NET ASSETS – 100.0%		$574,101

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$557,162	$—	$—
Short-Term Securities	—	16,972	—
Total	$557,162	$16,972	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$572,010

Gross unrealized appreciation	9,306
Gross unrealized depreciation	(7,182)

Net unrealized appreciation	$2,124

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	10,296	$54,935
Ivy VIP Dividend Opportunities, Class II	19,220	158,129
Ivy VIP Global Growth, Class II	11,663	110,338
Ivy VIP Government Money Market, Class II	52,336	52,336
Ivy VIP Growth, Class II	11,974	136,361
Ivy VIP High Income, Class I	11,596	41,980
Ivy VIP International Core Equity, Class II	8,533	152,068
Ivy VIP Limited-Term Bond, Class II	22,993	112,461
Ivy VIP Mid Cap Growth, Class I	4,850	52,621
Ivy VIP Small Cap Core, Class II	3,042	53,552
Ivy VIP Small Cap Growth, Class II	4,890	53,953
Ivy VIP Value, Class II	12,060	73,994

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$1,052,728
(Cost: $1,027,916)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$550	550

TOTAL SHORT-TERM SECURITIES – 0.1%		$550
(Cost: $550)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,053,278
(Cost: $1,028,466)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		372

NET ASSETS – 100.0%		$1,053,650

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,052,728	$—	$—
Short-Term Securities	—	550	—
Total	$1,052,728	$550	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,028,466

Gross unrealized appreciation	33,032
Gross unrealized depreciation	(8,220)

Net unrealized appreciation	$24,812

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive – Managed Volatility (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	862	$4,598
Ivy VIP Dividend Opportunities, Class II	1,609	13,235
Ivy VIP Global Growth, Class II	976	9,235
Ivy VIP Government Money Market, Class II	4,380	4,380
Ivy VIP Growth, Class II	1,002	11,413
Ivy VIP High Income, Class I	971	3,514
Ivy VIP International Core Equity, Class II	714	12,727
Ivy VIP Limited-Term Bond, Class II	1,924	9,412
Ivy VIP Mid Cap Growth, Class I	406	4,404
Ivy VIP Small Cap Core, Class II	255	4,482
Ivy VIP Small Cap Growth, Class II	409	4,515
Ivy VIP Value, Class II	1,009	6,193

TOTAL AFFILIATED MUTUAL FUNDS – 97.5%		$88,108
(Cost: $89,094)

SHORT-TERM SECURITIES	Principal
Master Note – 2.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$2,290	2,290

TOTAL SHORT-TERM SECURITIES – 2.5%		$2,290
(Cost: $2,290)

TOTAL INVESTMENT SECURITIES – 100.0%		$90,398
(Cost: $91,384)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.0%		7

NET ASSETS – 100.0%		$90,405

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $27 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Depreciation
E-mini Russell 2000 Index	Short	2	12–20–17	—	*	$(149)	$(9)
S&P 500 Index	Short	1	12–20–17	—	*	(629)	(15)
						$(778)	$(24)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$88,108	$—	$—
Short-Term Securities	—	2,290	—
Total	$88,108	$2,290	$—
Liabilities
Futures Contracts	$24	$—	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$91,384

Gross unrealized appreciation	971
Gross unrealized depreciation	(1,957)

Net unrealized depreciation	$(986)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	3,068	$16,367
Ivy VIP Dividend Opportunities, Class II	3,083	25,367
Ivy VIP Global Growth, Class II	1,604	15,172
Ivy VIP Government Money Market, Class II	37,785	37,785
Ivy VIP Growth, Class II	3,103	35,338
Ivy VIP High Income, Class I	2,442	8,839
Ivy VIP International Core Equity, Class II	1,274	22,713
Ivy VIP Limited-Term Bond, Class II	10,294	50,348
Ivy VIP Mid Cap Growth, Class I	934	10,130
Ivy VIP Small Cap Core, Class II	586	10,309
Ivy VIP Small Cap Growth, Class II	941	10,386
Ivy VIP Value, Class II	1,658	10,175

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$252,929
(Cost: $252,147)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$897	897

TOTAL SHORT-TERM SECURITIES – 0.4%		$897
(Cost: $897)

TOTAL INVESTMENT SECURITIES – 100.0%		$253,826
(Cost: $253,044)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		81

NET ASSETS – 100.0%		$253,907

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$252,929	$—	$—
Short-Term Securities	—	897	—
Total	$252,929	$897	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$253,044

Gross unrealized appreciation	3,562
Gross unrealized depreciation	(2,780)

Net unrealized appreciation	$782

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative – Managed Volatility (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	857	$4,571
Ivy VIP Dividend Opportunities, Class II	861	7,084
Ivy VIP Global Growth, Class II	448	4,237
Ivy VIP Government Money Market, Class II	10,552	10,552
Ivy VIP Growth, Class II	867	9,869
Ivy VIP High Income, Class I	682	2,469
Ivy VIP International Core Equity, Class II	356	6,343
Ivy VIP Limited-Term Bond, Class II	2,875	14,061
Ivy VIP Mid Cap Growth, Class I	261	2,829
Ivy VIP Small Cap Core, Class II	164	2,879
Ivy VIP Small Cap Growth, Class II	263	2,901
Ivy VIP Value, Class II	463	2,841

TOTAL AFFILIATED MUTUAL FUNDS – 97.8%		$70,636
(Cost: $70,931)

SHORT-TERM SECURITIES	Principal
Master Note – 2.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (A)	$1,571	1,571

TOTAL SHORT-TERM SECURITIES – 2.2%		$1,571
(Cost: $1,571)

TOTAL INVESTMENT SECURITIES – 100.0%		$72,207
(Cost: $72,502)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.0%		10

NET ASSETS – 100.0%		$72,217

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(B)	Cash of $25 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Depreciation
E-mini Russell 2000 Index	Short	1	12–20–17	—	*	$(75)	$(4)
S&P 500 Index	Short	1	12–20–17	—	*	(629)	(15)
						$(704)	$(19)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$70,636	$—	$—
Short-Term Securities	—	1,571	—
Total	$70,636	$1,571	$—
Liabilities
Futures Contracts	$19	$—	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$72,502

Gross unrealized appreciation	811
Gross unrealized depreciation	(1,106)

Net unrealized depreciation	$(295)

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Auto Parts & Equipment – 1.6%
Delphi Automotive plc	149		$14,681

Automobile Manufacturers – 2.4%
Bayerische Motoren Werke AG (A)	115		11,676
Suzuki Motor Corp. (A)	212		11,108

			22,784

Cable & Satellite – 0.3%
Altice USA, Inc., Class A (B)	114		3,113

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	90		14,704
Lowe’s Co., Inc.	105		8,402

			23,106

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc. (B)	15		14,468

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (B)	—	*	—

Leisure Products – 0.1%
Media Group Holdings LLC, Series H (A)(B)(C)(D)(E)	32		150
Media Group Holdings LLC, Series T (A)(B)(C)(D)(E)	4		756

			906

Movies & Entertainment – 0.3%
Liberty Media Corp., Class C (B)(C)	83		3,143

Tires & Rubber – 0.8%
Bridgestone Corp. (A)	167		7,592

Total Consumer Discretionary – 9.6%			89,793
Consumer Staples

Brewers – 1.0%
InBev N.V. (A)	75		8,943

Packaged Foods & Meats – 3.1%
Kraft Foods Group, Inc.	113		8,763
Mondelez International, Inc., Class A	230		9,368
Nestle S.A., Registered Shares (A)	133		11,164

			29,295

Soft Drinks – 1.7%
Coca-Cola Co. (The)	347		15,596

Tobacco – 2.5%
ITC Ltd. (A)	900		3,559
Philip Morris International, Inc.	179		19,904

			23,463

Total Consumer Staples – 8.3%			77,297
Energy

Oil & Gas Equipment & Services – 2.9%
Halliburton Co.	329		15,158
Schlumberger Ltd.	175		12,194

			27,352

Oil & Gas Exploration & Production – 4.5%
Cabot Oil & Gas Corp.	341		9,124
EOG Resources, Inc.	167		16,156
Noble Energy, Inc.	331		9,387
Pioneer Natural Resources Co.	49		7,215

			41,882

Oil & Gas Refining & Marketing – 1.3%
Phillips 66	128		11,684

Total Energy – 8.7%			80,918
Financials

Diversified Banks – 2.6%
Axis Bank Ltd. (A)	1,065		8,299
China Construction Bank Corp. (A)	3,450		2,862
Industrial and Commercial Bank of China Ltd., H Shares (A)	4,150		3,082
Wells Fargo & Co.	195		10,765

			25,008

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)(F)	46		10,865

Life & Health Insurance – 3.3%
AIA Group Ltd. (A)	2,622		19,335
MetLife, Inc.	191		9,896
MetLife, Inc. (B)	17		1,053

			30,284

Multi-Line Insurance – 1.5%
Axa S.A. (A)	460		13,922

Multi-Sector Holdings – 0.9%
Berkshire Hathaway, Inc., Class B (B)	45		8,176

Other Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	266		25,426

Property & Casualty Insurance – 0.5%
Tokio Marine Holdings, Inc. (A)	113	4,423

Regional Banks – 1.4%
PNC Financial Services Group, Inc. (The)	96	12,985

Total Financials – 14.1%		131,089
Health Care

Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (B)	77	10,807

Health Care Facilities – 0.9%
HCA Holdings, Inc. (B)	108	8,566

Pharmaceuticals – 3.0%
Bayer AG (A)	73	9,932
Pfizer, Inc.	504	17,986

		27,918

Total Health Care – 5.1%		47,291
Industrials

Aerospace & Defense – 3.9%
Airbus SE (A)	161	15,285
Lockheed Martin Corp. (F)	51	15,794
United Technologies Corp.	42	4,852

		35,931

Construction & Engineering – 1.9%
Larsen & Toubro Ltd. (A)	525	9,173
Vinci (A)	89	8,497

		17,670

Construction Machinery & Heavy Trucks – 1.3%
PACCAR, Inc.	175	12,646

Electrical Components & Equipment – 0.9%
Schneider Electric S.A. (A)	95	8,298

Industrial Conglomerates – 1.1%
Siemens AG (A)	74	10,479

Industrial Machinery – 1.2%
Parker Hannifin Corp.	62	10,851

Railroads – 1.0%
Union Pacific Corp.	80	9,232

Trading Companies & Distributors – 0.6%
Ferguson plc (A)	87	5,675

Total Industrials – 11.9%		110,782
Information Technology

Application Software – 3.6%
Adobe Systems, Inc. (B)	133	19,903
Intuit, Inc.	93	13,276

		33,179

Data Processing & Outsourced Services – 2.3%
FleetCor Technologies, Inc. (B)	41	6,407
Visa, Inc., Class A	144	15,134

		21,541

Electronic Equipment & Instruments – 0.5%
Keyence Corp. (A)	9	4,938

Internet Software & Services – 5.1%
Alibaba Group Holding Ltd. ADR (B)	104	18,031
Alphabet, Inc., Class A (B)	17	16,164
Facebook, Inc., Class A (B)	21	3,613
MercadoLibre, Inc.	38	9,857

		47,665

Semiconductor Equipment – 1.2%
ASML Holding N.V., Ordinary Shares (A)	68	11,648

Semiconductors – 0.2%
Renesas Electronics Corp. (A) (B)	135	1,474

Systems Software – 2.6%
Microsoft Corp.	320	23,867

Total Information Technology – 15.5%		144,312
Materials

Diversified Metals & Mining – 1.6%
BHP Billiton plc (A)	307	5,407
Rio Tinto plc (A)	210	9,752

		15,159

Total Materials – 1.6%		15,159
Telecommunication Services

Integrated Telecommunication Services – 1.0%
Nippon Telegraph and Telephone Corp. (A)	208	9,511

Total Telecommunication Services – 1.0%		9,511

TOTAL COMMON STOCKS – 75.8%		$706,152
(Cost: $626,522)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Broadcom Corp., Class A,
Call $270.00, Expires 11–17–17, OTC (Ctrpty: UBS AG)	710		71	112

TOTAL PURCHASED OPTIONS – 0.0%				$112
(Cost: $253)

CORPORATE DEBT SECURITIES		Principal
Consumer Discretionary

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series D, 0.000%, 12–31–20 (G)			$3,642	1,552

Total Consumer Discretionary – 0.2%				1,552
Financials

Diversified Banks – 0.4%
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49			2,195	2,299
8.625%, 12–29–49			970	1,075

				3,374

Total Financials – 0.4%				3,374

TOTAL CORPORATE DEBT SECURITIES – 0.6%				$4,926
(Cost: $5,922)

OTHER GOVERNMENT SECURITIES(H)

Brazil – 1.6%
Brazil Notas do Tesouro Nacional, 10.000%, 1–1–21 (I)		BRL	44,025	14,764

Mexico – 2.9%
Mexican Bonos:
10.000%, 12–5–24 (I)		MXN	210,287	13,674
5.750%, 3–5–26 (I)			255,686	13,092

				26,766

TOTAL OTHER GOVERNMENT SECURITIES – 4.5%				$41,530
(Cost: $41,094)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.2%
U.S. Treasury Notes:
0.125%, 4–15–21			$4,354	4,366
0.625%, 1–15–26			8,078	8,182
0.125%, 7–15–26			7,863	7,642
1.000%, 2–15–46			9,608	9,734

				29,924

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.2%				$29,924
(Cost: $30,655)

BULLION – 4.9%		Troy Ounces
Gold			35	45,053

(Cost: $43,741)

SHORT-TERM SECURITIES	Principal

Commercial Paper(J) – 6.6%
John Deere Financial, Inc. (GTD by John Deere Capital Corp.), 1.200%, 10–16–17	$5,000	4,997
Kroger Co. (The), 1.300%, 10–2–17	1,118	1,118
McCormick & Co., Inc., 1.580%, 10–10–17	5,000	4,998
Medtronic Global Holdings SCA, 1.580%, 10–10–17	5,000	4,998
Rockwell Automation, Inc.:
1.240%, 10–3–17	5,000	4,999
1.200%, 10–5–17	7,000	6,999
Walgreens Boots Alliance, Inc., 1.300%, 10–4–17	5,000	4,999
Wisconsin Gas LLC:
1.200%, 10–3–17	22,000	21,996
1.190%, 10–4–17	6,500	6,499

		61,603

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17(K)	2,631	2,631

Municipal Obligations – 3.3%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps), 0.890%, 10–7–17(K)	11,800	11,800
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 0.990%, 10–7–17(K)	14,660	14,660
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 0.980%, 10–1–17(K)	4,227	4,227

		30,687

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3–Month U.S. TB Rate), 1.130%, 10–7–17(K)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 10.7%		$99,921
(Cost: $99,926)

TOTAL INVESTMENT SECURITIES – 99.7%		$927,618
(Cost: $848,113)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,991

NET ASSETS – 100.0%		$930,609

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At September 30, 2017, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Liberty Media Corp., Class C	1-23-17	83	$ 2,929	$3,143
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	22,374	150
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	756
			$33,716	$4,049

The total value of these securities represented 0.4% of net assets at September 30, 2017.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	All or a portion of securities with an aggregate value of $19,243 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(G)	Zero coupon bond.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, EUR – Euro and MXN – Mexican Peso).

(J)	Rate shown is the yield to maturity at September 30, 2017.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at September 30, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount(A)	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Euro STOXX Bank Index	Morgan Stanley & Co. International plc	12/08/2017	EUR 19,042	3-Month Euribor plus 40 bps	$1,317	$—	$1,316

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Broadcom Corp., Class A	UBS AG	Put	558	56	November 2017	$230.00	$264	$(243)
	UBS AG	Call	710	71	November 2017	300.00	32	(14)
							$296	$(257)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$85,744	$3,143	$906
Consumer Staples	77,297	—	—
Energy	80,918	—	—
Financials	131,089	—	—
Health Care	47,291	—	—
Industrials	110,782	—	—
Information Technology	144,312	—	—
Materials	15,159	—	—
Telecommunication Services	9,511	—	—
Total Common Stocks	$702,103	$3,143	$906
Purchased Options	—	112	—
Corporate Debt Securities	—	4,926	—
Other Government Securities	—	41,530	—
United States Government Obligations	—	29,924	—
Bullion	45,053	—	—
Short-Term Securities	—	99,921	—
Total	$747,156	$179,556	$906
Total Return Swaps	$—	$1,316	$—
Liabilities
Written Options	$—	$257	$—

During the period ended September 30, 2017, there were no transfers between any levels.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Portfolio. The Subsidiary and the Company act as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2017 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$930,609	$45,413	4.88%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	930,609	998	0.11

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$848,113

Gross unrealized appreciation	123,574
Gross unrealized depreciation	(44,069)

Net unrealized appreciation	$79,505

SCHEDULE OF INVESTMENTS Balanced (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 0.5%
O’Reilly Automotive, Inc. (A)	8	$1,792

Cable & Satellite – 1.3%
Comcast Corp., Class A	118	4,524

Casinos & Gaming – 1.6%
Las Vegas Sands, Inc.	88	5,677

General Merchandise Stores – 0.7%
Dollar General Corp.	33	2,658

Home Improvement Retail – 1.4%
Lowe’s Co., Inc.	63	5,064

Hotels, Resorts & Cruise Lines – 2.3%
Carnival Corp.	127	8,171

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	197	5,092

Restaurants – 1.1%
YUM! Brands, Inc.	51	3,768

Total Consumer Discretionary – 10.3%		36,746
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	33	3,885

Drug Retail – 0.5%
CVS Caremark Corp.	21	1,717

Packaged Foods & Meats – 0.9%
Kraft Foods Group, Inc.	41	3,154

Total Consumer Staples – 2.5%		8,756
Energy

Integrated Oil & Gas – 1.4%
Chevron Corp.	43	5,074

Oil & Gas Equipment & Services – 1.2%
Schlumberger Ltd.	59	4,084

Oil & Gas Exploration & Production – 1.5%
Newfield Exploration Co. (A)	88	2,612
Noble Energy, Inc.	100	2,841

		5,453

Oil & Gas Refining & Marketing – 0.4%
Phillips 66	16	1,480

Total Energy – 4.5%		16,091
Financials

Diversified Banks – 2.2%
Northern Trust Corp.	43	3,913
Wells Fargo & Co.	69	3,795

		7,708

Financial Exchanges & Data – 1.8%
Intercontinental Exchange, Inc.	93	6,401

Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The)	22	5,271

Life & Health Insurance – 1.4%
MetLife, Inc.	90	4,661
MetLife, Inc. (A)	8	496

		5,157

Other Diversified Financial Services – 2.5%
JPMorgan Chase & Co.	93	8,842

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	50	6,723

Total Financials – 11.3%		40,102
Health Care

Biotechnology – 2.5%
Biogen, Inc. (A)	15	4,658
BioMarin Pharmaceutical, Inc. (A)	24	2,199
Shire Pharmaceuticals Group plc ADR	14	2,167

		9,024

Health Care Services – 1.4%
Laboratory Corp. of America Holdings (A)	33	4,932

Managed Health Care – 2.0%
Anthem, Inc.	12	2,256
UnitedHealth Group, Inc.	25	4,983

		7,239

Pharmaceuticals – 2.9%
Allergan plc	20	4,139
Pfizer, Inc.	134	4,800
Teva Pharmaceutical Industries Ltd. ADR	62	1,099

		10,038

Total Health Care – 8.8%		31,233
Industrials

Aerospace & Defense – 0.9%
United Technologies Corp.	29	3,317

Building Products – 1.0%
Johnson Controls, Inc.	87	3,514

Construction Machinery & Heavy Trucks – 1.3%
Allison Transmission Holdings, Inc.	48	1,792
PACCAR, Inc.	42	3,061

		4,853

Industrial Machinery – 0.9%
Parker Hannifin Corp.	19	3,256

Railroads – 1.8%
Union Pacific Corp.	55	6,406

Trucking – 1.2%
Knight Transportation, Inc. (A)	106	4,412

Total Industrials – 7.1%		25,758
Information Technology

Application Software – 2.3%
Autodesk, Inc. (A)	73	8,221

Data Processing & Outsourced Services – 1.3%
MasterCard, Inc., Class A	32	4,562

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A	68	4,953

Semiconductor Equipment – 0.9%
Applied Materials, Inc.	61	3,189

Semiconductors – 2.5%
Integrated Device Technology, Inc. (A)	86	2,277
Intel Corp.	148	5,623
QUALCOMM, Inc.	21	1,067

		8,967

Systems Software – 2.0%
Microsoft Corp.	96	7,172

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	61	9,426

Total Information Technology – 13.1%		46,490
Materials

Commodity Chemicals – 1.0%
Valvoline, Inc.	152	3,564

Specialty Chemicals – 1.6%
PPG Industries, Inc.	52	5,692

Total Materials – 2.6%		9,256
Real Estate

Specialized REITs – 0.4%
Crown Castle International Corp.	15	1,521

Total Real Estate – 0.4%		1,521

TOTAL COMMON STOCKS – 60.6%		$215,953
(Cost: $185,796)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 0.9%
Hess Corp., Convertible, 8.000%	55	3,243

Total Energy – 0.9%		3,243
Financials

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 5.850%	50	1,367

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 6.300%	48	1,305

Regional Banks – 0.1%
First Republic Bank, Series G, 5.500%	15	392

Total Financials – 0.8%		3,064
Health Care

Managed Health Care – 0.7%
Anthem, Inc., 5.250%	49	2,562

Pharmaceuticals – 1.9%
Allergan plc, Convertible Series A, 5.500%	6	4,722
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	7	2,240

		6,962

Total Health Care – 2.6%		9,524

Industrials

Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	40	2,354

Total Industrials – 0.7%		2,354
Materials

Commodity Chemicals – 0.7%
A. Schulman, Inc., Convertible, 6.000%	3	2,413

Total Materials – 0.7%		2,413
Telecommunication Services

Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	20	385

Total Telecommunication Services – 0.1%		385

TOTAL PREFERRED STOCKS – 5.8%		$20,983
(Cost: $28,150)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust, 3.650%, 7–21–27	$1,500	1,494

TOTAL ASSET-BACKED SECURITIES – 0.4%		$1,494
(Cost: $1,492)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.4%
Under Armour, Inc., 3.250%, 6–15–26	1,600	1,487

Auto Parts & Equipment – 0.3%
Lear Corp., 3.800%, 9–15–27	1,000	996

Broadcasting – 0.3%
Discovery Communications LLC:
3.300%, 5–15–22	200	202
3.950%, 3–20–28	1,000	997

		1,199

General Merchandise Stores – 0.1%
Dollar General Corp., 1.875%, 4–15–18	250	250

Homebuilding – 0.1%
Toll Brothers Finance Corp., 4.375%, 4–15–23	500	522

Hotels, Resorts & Cruise Lines – 0.3%
Wyndham Worldwide Corp.:
4.150%, 4–1–24	500	507
4.500%, 4–1–27	500	502

		1,009

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc., 2.800%, 8–22–24 (B)	1,000	1,001

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5–15–26	240	239

Total Consumer Discretionary – 1.9%		6,703
Consumer Staples

Brewers – 0.0%
Molson Coors Brewing Co., 3.000%, 7–15–26	175	170

Distillers & Vintners – 0.1%
Beam, Inc., 1.750%, 6–15–18	250	250

Household Products – 0.8%
Clorox Co. (The), 3.100%, 10–1–27	525	522
Colgate-Palmolive Co., 3.700%, 8–1–47	2,500	2,463

		2,985

Tobacco – 0.2%
BAT International Finance plc, 2.750%, 6–15–20 (B)	600	610

Total Consumer Staples – 1.1%		4,015
Energy

Integrated Oil & Gas – 0.4%
Hess Corp., 4.300%, 4–1–27	1,200	1,194

Oil & Gas Drilling – 0.7%
Nabors Industries Ltd., Convertible, 0.750%, 1–15–24 (B)	3,100	2,521

Oil & Gas Equipment & Services – 0.1%
Schlumberger Holding Corp., 2.350%, 12–21–18 (B)	500	503

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	400	403
2.315%, 2–13–20	500	504
Concho Resources, Inc., 4.375%, 1–15–25	1,025	1,079
ONEOK Partners L.P., 3.200%, 9–15–18	500	506

		2,492

Oil & Gas Storage & Transportation – 1.6%
Colorado Interstate Gas Co., 4.150%, 8–15–26 (B)	800	795
Hornbeck Offshore Services, Inc., Convertible, 1.500%, 9–1–19	2,348	1,831
Kinder Morgan, Inc., 3.150%, 1–15–23	500	502
Plains All American Pipeline L.P. and PAA Finance Corp., 4.650%, 10–15–25	500	515
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10–1–27	1,000	996
Williams Partners L.P., 3.600%, 3–15–22	1,000	1,033

		5,672

Total Energy – 3.5%		12,382
Financials

Asset Management & Custody Banks – 0.4%
Ares Capital Corp., 4.875%, 11–30–18	1,200	1,234

Consumer Finance – 0.5%
Capital One Bank USA N.A.:
2.150%, 11–21–18	500	501
2.250%, 2–13–19	500	502
Ford Motor Credit Co. LLC, 3.339%, 3–28–22	250	254
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	250	254
3.700%, 5–9–23	150	153
Hyundai Capital America, 2.875%, 8–9–18 (B)	250	251

		1,915

Diversified Banks – 4.1%
Australia and New Zealand Banking Group Ltd., 4.400%, 5–19–26 (B)	1,050	1,092
Bank of America Corp.:
2.000%, 1–11–18	400	400
8.000%, 7–29–49	1,802	1,828
Barclays plc, 5.200%, 5–12–26	700	747
BNP Paribas S.A., 2.450%, 3–17–19	900	908
DBS Group Holdings Ltd., 2.246%, 7–16–19 (B)	1,000	1,002
HSBC Holdings plc, 3.400%, 3–8–21	625	644
ING Bank N.V., 2.500%, 10–1–19 (B)	700	706
Mizuho Bank Ltd., 2.650%, 9–25–19 (B)	1,300	1,312
Skandinaviska Enskilda Banken AB, 2.375%, 3–25–19 (B)	500	504
Societe Generale S.A., 4.250%, 4–14–25 (B)	500	512
Standard Chartered plc, 2.250%, 4–17–20 (B)	1,400	1,397
Sumitomo Mitsui Banking Corp., 2.450%, 1–16–20	600	605
U.S. Bancorp, 3.100%, 4–27–26	400	398
Wells Fargo & Co., 7.980%, 3–29–49	1,600	1,648
Westpac Banking Corp., 2.250%, 7–30–18	1,000	1,005

		14,708

Investment Banking & Brokerage – 1.4%
BGC Partners, Inc., 5.375%, 12–9–19	500	526
Credit Suisse Group Funding (Guernsey) Ltd., 2.750%, 3–26–20	500	505
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	2,000	2,001
3.272%, 9–29–25	1,000	1,001
5.700%, 12–29–49	245	253
Morgan Stanley, 3.591%, 7–22–28	1,000	1,002

		5,288

Life & Health Insurance – 0.9%
AIA Group Ltd., 2.250%, 3–11–19 (B)	800	799
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47 (B)	1,000	988
Prudential Financial, Inc., 8.875%, 6–15–38	245	257
Sumitomo Life Insurance Co., 4.000%, 9–14–77 (B)	1,000	982

		3,026

Multi-Line Insurance – 0.2%
American International Group, Inc., 2.300%, 7–16–19	300	301
Aon plc (GTD by Aon Corp.), 2.800%, 3–15–21	500	502

		803

Other Diversified Financial Services – 2.0%
Citigroup, Inc.:
5.800%, 11–29–49	1,400	1,445
5.950%, 12–29–49	1,400	1,510
Fidelity National Information Services, Inc., 2.000%, 4–15–18	250	250
JPMorgan Chase & Co.:
7.900%, 4–29–49	1,500	1,545
5.000%, 12–29–49	750	763
5.300%, 11–1–65	250	260
PennantPark Investment Corp., 4.500%, 10–1–19	1,000	1,012
Total Capital (GTD by Total S.A.), 2.125%, 8–10–18	300	301

		7,086

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3–15–21	200	201

Regional Banks – 0.8%
Citizens Financial Group, Inc., 3.750%, 7–1–24	1,500	1,501
PNC Bank N.A., 3.250%, 6–1–25	600	612
SunTrust Banks, Inc.:
2.350%, 11–1–18	500	502
5.625%, 12–29–49	400	418

		3,033

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 5.450%, 6–15–23 (B)	940	1,031

Total Financials – 10.7%		38,325
Health Care

Biotechnology – 0.3%
Amgen, Inc., 2.125%, 5–1–20	1,000	1,002

Health Care Equipment – 0.1%
Zimmer Holdings, Inc., 2.700%, 4–1–20	350	353

Health Care Services – 0.4%
Cardinal Health, Inc., 2.400%, 11–15–19	700	705
Quest Diagnostics, Inc., 3.450%, 6–1–26	780	787

		1,492

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9–23–23	1,000	995

Pharmaceuticals – 0.5%
AbbVie, Inc., 3.200%, 5–14–26	490	491
Forest Laboratories, Inc., 5.000%, 12–15–21(B)	1,258	1,375

		1,866

Total Health Care – 1.6%		5,708
Industrials

Aerospace & Defense – 0.4%
Huntington Ingalls Industries, Inc., 5.000%, 11–15–25 (B)	545	589
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.375%, 6–15–26	850	871

		1,460

Airlines – 0.1%
Southwest Airlines Co., 2.650%, 11–5–20	375	380

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5–15–23 (B)	300	274

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5–15–20	291	290

Total Industrials – 0.7%		2,404
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc., 2.700%, 6–1–20	300	303

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc., 4.600%, 4–6–27	500	525

Semiconductors – 0.1%
Micron Technology, Inc., 5.500%, 2–1–25	375	400

Total Information Technology – 0.3%		1,228
Materials

Construction Materials – 0.3%
Hillman Group, Inc. (The), 6.375%, 7–15–22(B)	1,000	995

Diversified Metals & Mining – 0.4%
Anglo American Capital plc, 3.625%, 9–11–24 (B)	1,000	997
Anglo American plc, 4.125%, 4–15–21 (B)	500	520

		1,517

Metal & Glass Containers – 0.3%
BakerCorp International, Inc., 8.250%, 6–1–19	1,227	1,141

Paper Packaging – 0.3%
WestRock Co., 3.000%, 9–15–24 (B)	1,000	998

Total Materials – 1.3%		4,651
Real Estate

Specialized REITs – 0.6%
Crown Castle International Corp.:
5.250%, 1–15–23	200	221
3.200%, 9–1–24	500	497
3.700%, 6–15–26	300	302
3.650%, 9–1–27	1,000	999

		2,019

Total Real Estate – 0.6%		2,019
Telecommunication Services

Integrated Telecommunication Services – 1.1%
AT&T, Inc.:
4.125%, 2–17–26	950	976
3.900%, 8–14–27	1,000	1,001
4.900%, 8–14–37	1,000	1,012
5.150%, 2–14–50	1,000	1,007
Verizon Communications, Inc., 2.946%, 3–15–22	100	102

		4,098

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1–15–22	1,200	1,180
4.700%, 3–15–22	195	211
3.375%, 10–15–26	455	450
Virgin Media Finance plc, 4.875%, 2–15–22	200	195

		2,036

Total Telecommunication Services – 1.7%		6,134
Utilities

Electric Utilities – 0.5%
Duke Energy Corp., 3.150%, 8–15–27	500	495
Electricite de France S.A., 2.150%, 1–22–19 (B)	500	502
Entergy Texas, Inc., 2.550%, 6–1–21	300	298
Exelon Corp., 2.450%, 4–15–21	400	400
PPL Energy Supply LLC, 4.600%, 12–15–21	100	82

		1,777

Independent Power Producers & Energy Traders – 0.4%
Canadian Solar, Inc., Convertible, 4.250%, 2–15–19	1,500	1,450

Total Utilities – 0.9%		3,227

TOTAL CORPORATE DEBT SECURITIES – 24.3%		$86,796
(Cost: $86,164)

LOANS(C)
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps), 9.833%, 1–30–23 (D)	1,100	1,100

Total Industrials – 0.3%		1,100

TOTAL LOANS – 0.3%		$1,100
(Cost: $1,084)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 1.5%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6–1–44	826	890
3.000%, 6–15–45	981	1,011
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.000%, 1–1–18	1	1
5.000%, 5–1–18	2	2
4.500%, 7–1–18	49	50
6.500%, 10–1–28	75	82
6.500%, 2–1–29	40	46
3.500%, 6–25–29	550	578
7.500%, 4–1–31	40	44
7.000%, 7–1–31	52	61
7.000%, 9–1–31	104	119
6.500%, 2–1–32	215	245
7.000%, 2–1–32	135	154
7.000%, 3–1–32	51	59
7.000%, 7–1–32	79	89
5.500%, 5–1–33	46	52
5.500%, 6–1–33	49	55
4.500%, 11–1–43	704	770
3.000%, 10–25–46	944	965

U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A, 8.293%, 12–15–26	36	42

		5,315

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$5,315
(Cost: $5,282)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.1%
U.S. Treasury Notes:
0.125%, 7–15–26	4,085	3,970
2.125%, 2–15–40	3,624	4,555
1.000%, 2–15–46	2,479	2,512

		11,037

Treasury Obligations – 0.5%
U.S. Treasury Notes:
1.875%, 7–31–22	1,000	997
2.250%, 8–15–27	1,000	993

		1,990

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.6%		$13,027
(Cost: $13,394)

SHORT-TERM SECURITIES
Commercial Paper(E) – 1.6%
Kroger Co. (The), 1.300%, 10–2–17	5,627	5,626

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17(F)	2,421	2,421

TOTAL SHORT-TERM SECURITIES – 2.3%		$8,047
(Cost: $8,048)

TOTAL INVESTMENT SECURITIES – 98.8%		$352,715
(Cost: $329,410)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		4,315

NET ASSETS – 100.0%		$357,030

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $22,256 or 6.2% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Rate shown is the yield to maturity at September 30, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1—Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$215,953	$—	$—
Preferred Stocks	18,570	2,413	—
Asset-Backed Securities	—	1,494	—
Corporate Debt Securities	—	86,796	—
Loans	—	—	1,100
United States Government Agency Obligations	—	5,315	—
United States Government Obligations	—	13,027	—
Short-Term Securities	—	8,047	—
Total	$234,523	$117,092	$1,100

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$329,410

Gross unrealized appreciation	42,047
Gross unrealized depreciation	(18,742)

Net unrealized appreciation	$23,305

SCHEDULE OF INVESTMENTS Bond (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.6%
Morgan Stanley, 5.850%	100	$2,734

Total Financials – 0.6%		2,734

TOTAL PREFERRED STOCKS – 0.6%		$2,734
(Cost: $2,500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust, 3.650%, 7–21–27	$1,000	996
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5–26–22	2,320	2,375
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12–15–27 (A)	952	980
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	974	974
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1, 3.575%, 1–15–28	952	980
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1, 3.650%, 2–15–29	1,500	1,543
Norwegian Air Shuttle 2016-1, Class A, 4.875%, 5–10–28 (A)	976	996
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7–7–28	1,000	999

TOTAL ASSET-BACKED SECURITIES – 2.1%		$9,843
(Cost: $9,680)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.2%
Omnicom Group, Inc., 3.600%, 4–15–26	1,000	1,008

Automobile Manufacturers – 1.0%
BMW U.S. Capital LLC, 2.700%, 4–6–22 (A)	3,500	3,528
General Motors Co., 4.200%, 10–1–27	1,000	1,014

		4,542

Broadcasting – 0.2%
Discovery Communications LLC, 2.950%, 3–20–23	1,000	1,001

Cable & Satellite – 1.9%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.375%, 5–1–47 (A)	2,500	2,587
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2–1–24	3,000	3,050
2.350%, 1–15–27	500	466
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.950%, 1–15–25	815	837
Time Warner, Inc. (GTD by Historic TW, Inc.), 2.950%, 7–15–26	1,500	1,416

		8,356

Education Services – 0.2%
President and Fellows of Harvard College, 3.150%, 7–15–46	500	482
University of Southern California, 3.028%, 10–1–39	500	468

		950

Footwear – 1.0%
NIKE, Inc.:
2.375%, 11–1–26	1,000	948
3.875%, 11–1–45	3,500	3,536

		4,484

Hotels, Resorts & Cruise Lines – 0.8%
Marriott International, Inc., Series R, 3.125%, 6–15–26	1,000	988
Wyndham Worldwide Corp.:
4.150%, 4–1–24	2,000	2,027
4.500%, 4–1–27	500	502

		3,517

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc., 4.800%, 12–5–34	370	419
Expedia, Inc., 3.800%, 2–15–28 (A)	1,000	990

		1,409

Movies & Entertainment – 0.3%
Walt Disney Co. (The), 4.125%, 6–1–44	1,000	1,048

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5–15–26	500	498

Total Consumer Discretionary – 6.0%		26,813
Consumer Staples

Brewers – 1.5%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 3.650%, 2–1–26	665	688
Heineken N.V., 3.500%, 1–29–28 (A)	2,000	2,040
Molson Coors Brewing Co.:
2.250%, 3–15–20 (A)	1,000	999
3.000%, 7–15–26	2,500	2,430
4.200%, 7–15–46	500	498

		6,655

Distillers & Vintners – 0.2%
Constellation Brands, Inc., 4.500%, 5–9–47	1,000	1,049

Drug Retail – 0.0%
CVS Health Corp., 2.800%, 7–20–20	75	76

Food Distributors – 0.9%
McCormick & Co., Inc., 3.150%, 8–15–24	250	252
Sysco Corp.:
3.300%, 7–15–26	1,000	1,008
3.250%, 7–15–27	2,500	2,491

		3,751

Food Retail – 0.5%
Kroger Co. (The), 6.800%, 12–15–18	2,245	2,373

Household Products – 1.6%
Clorox Co. (The), 3.100%, 10–1–27	4,000	3,979
Colgate-Palmolive Co., 3.700%, 8–1–47	1,000	985
Procter & Gamble Co. (The), 2.700%, 2–2–26	2,000	1,987

		6,951

Packaged Foods & Meats – 2.9%
General Mills, Inc., 1.400%, 10–20–17	700	700
Kraft Heinz Foods Co.:
3.000%, 6–1–26	3,000	2,877
4.375%, 6–1–46	1,000	980
Mead Johnson Nutrition Co., 4.125%, 11–15–25	1,000	1,079
Smithfield Foods, Inc.:
2.650%, 10–3–21 (A)	2,250	2,247
3.350%, 2–1–22 (A)	3,000	3,053
4.250%, 2–1–27 (A)	2,000	2,067

		13,003

Personal Products – 0.9%
Kimberly-Clark Corp.:
2.750%, 2–15–26	1,000	990
3.200%, 7–30–46	3,500	3,173

		4,163

Soft Drinks – 1.1%
Coca-Cola Co. (The):
1.550%, 9–1–21	1,500	1,471
2.875%, 10–27–25	500	504
2.250%, 9–1–26	1,000	947
PepsiCo, Inc.:
1.700%, 10–6–21	1,000	985
2.850%, 2–24–26	1,000	995

		4,902

Total Consumer Staples – 9.6%		42,923
Energy

Oil & Gas Equipment & Services – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	2,000	2,116

Oil & Gas Exploration & Production – 1.6%
BP Capital Markets plc (GTD by BP plc), 1.674%, 2–13–18	500	501

ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11–15–34	850	877
EQT Corp.:
8.125%, 6–1–19	1,575	1,728
3.000%, 10–1–22	4,250	4,257

		7,363

Oil & Gas Storage & Transportation – 4.6%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7–15–27	2,000	2,035
Buckeye Partners L.P., 3.950%, 12–1–26	950	937
Colorado Interstate Gas Co., 4.150%, 8–15–26 (A)	1,000	994
Enbridge, Inc., 2.900%, 7–15–22	2,000	2,011
Energy Transfer Partners L.P., 4.200%, 4–15–27	2,000	2,024
Kinder Morgan, Inc., 3.150%, 1–15–23	3,000	3,014
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11–1–24	1,031	1,007
4.500%, 12–15–26	1,500	1,522
Sabine Pass Liquefaction LLC, 4.200%, 3–15–28	1,500	1,511
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10–1–27	2,000	1,992
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	500	527
Tennessee Gas Pipeline Co., 7.000%, 3–15–27	2,000	2,368
Williams Partners L.P., 3.750%, 6–15–27	500	499

		20,441

Total Energy – 6.7%		29,920
Financials

Asset Management & Custody Banks – 1.1%
Ares Capital Corp., 3.875%, 1–15–20	2,280	2,337
Legg Mason, Inc., 4.750%, 3–15–26	1,500	1,593
State Street Corp., 2.650%, 5–19–26	1,000	975

		4,905

Consumer Finance – 3.2%
American Express Credit Corp.:
1.875%, 11–5–18	1,000	1,001
2.200%, 3–3–20	2,000	2,011
Capital One Financial Corp.:
4.200%, 10–29–25	1,500	1,541
3.750%, 7–28–26	1,000	990
Discover Financial Services, 3.950%, 11–6–24	1,500	1,535
Ford Motor Credit Co. LLC, 3.810%, 1–9–24	4,000	4,078
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7–6–21	500	508
3.700%, 5–9–23	2,500	2,547

		14,211

Diversified Banks – 12.2%
ABN AMRO Bank N.V., 2.100%, 1–18–19 (A)	3,000	3,009
Australia and New Zealand Banking Group Ltd., 2.125%, 8–19–20	1,000	999
Banco Santander S.A., 3.500%, 4–11–22	1,250	1,280
Bank of America Corp.:
2.503%, 10–21–22	4,000	3,961
3.124%, 1–20–23	2,000	2,031
4.200%, 8–26–24	500	525
3.875%, 8–1–25	2,500	2,618
Bank of Montreal, 2.100%, 12–12–19	500	502
Bank of New York Mellon Corp. (The), 2.200%, 8–16–23	3,000	2,940
Barclays plc:
3.684%, 1–10–23	3,000	3,076
4.836%, 5–9–28	1,000	1,036
BB&T Corp.:
2.050%, 5–10–21	1,000	996
2.750%, 4–1–22	2,000	2,034
Commonwealth Bank of Australia, 2.000%, 9–6–21 (A)	1,500	1,474
Danske Bank A.S., 2.700%, 3–2–22 (A)	3,000	3,015
Fifth Third Bank N.A., 2.250%, 6–14–21	500	500
Huntington Bancshares, Inc., 2.300%, 1–14–22	500	495
Lloyds Banking Group plc, 3.000%, 1–11–22	2,000	2,016
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2–22–22	500	507
Mizuho Financial Group, Inc., 2.953%, 2–28–22	3,000	3,027
Sumitomo Mitsui Financial Group, Inc., 2.058%, 7–14–21	1,000	983
Swedbank AB, 2.800%, 3–14–22 (A)	3,000	3,037
U.S. Bancorp:
3.100%, 4–27–26	2,500	2,487
3.150%, 4–27–27	1,500	1,508
U.S. Bank N.A., 1.350%, 1–26–18	2,000	2,000

Wells Fargo & Co.:
2.100%, 7–26–21	1,000	990
3.069%, 1–24–23	1,500	1,525
3.000%, 10–23–26	1,000	976
4.750%, 12–7–46	500	549
Westpac Banking Corp.:
2.150%, 3–6–20	2,500	2,508
2.000%, 8–19–21	1,000	987
4.322%, 11–23–31	1,000	1,027

		54,618

Diversified Capital Markets – 0.5%
Credit Suisse Group AG, 3.574%, 1–9–23 (A)	2,000	2,048

Insurance Brokers – 0.5%
Marsh & McLennan Cos., Inc., 2.750%, 1–30–22	2,000	2,019

Investment Banking & Brokerage – 4.6%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12–10–20	1,500	1,530
Daiwa Securities Group, Inc., 3.129%, 4–19–22 (A)	1,000	1,011
E*TRADE Financial Corp., 2.950%, 8–24–22	1,000	1,002
Goldman Sachs Group, Inc. (The):
3.000%, 4–26–22	1,000	1,011
2.905%, 7–24–23	1,000	1,001
3.272%, 9–29–25	2,500	2,501
4.250%, 10–21–25	500	521
3.750%, 2–25–26	1,000	1,023
3.500%, 11–16–26	2,000	2,005
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps), 3.064%, 10–28–27 (C)	2,000	2,082
Morgan Stanley:
3.875%, 1–27–26	1,000	1,038
3.125%, 7–27–26	2,000	1,961
3.591%, 7–22–28	2,500	2,503
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 2.713%, 10–24–23 (C)	1,500	1,534

		20,723

Life & Health Insurance – 4.5%
Athene Global Funding, 2.750%, 4–20–20 (A)	1,500	1,512
Brighthouse Financial, Inc., 3.700%, 6–22–27 (A)	3,750	3,680
MetLife Global Funding I, 1.950%, 9–15–21 (A)	2,000	1,967
New York Life Global Funding, 2.900%, 1–17–24 (A)	5,500	5,567
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9–30–47 (A)	3,000	2,964
Principal Life Global Funding II, 3.000%, 4–18–26 (A)	1,000	992
Protective Life Global Funding, 2.262%, 4–8–20 (A)	2,500	2,500
Sumitomo Life Insurance Co., 4.000%, 9–14–77 (A)	1,000	982

		20,164

Other Diversified Financial Services – 4.3%
Citigroup, Inc.:
2.700%, 3–30–21	3,000	3,033
4.450%, 9–29–27	3,000	3,172
JPMorgan Chase & Co.:
2.295%, 8–15–21	3,000	2,997
2.700%, 5–18–23	3,000	3,000
3.625%, 12–1–27	1,500	1,503
4.950%, 6–1–45	1,000	1,137
TIAA Asset Management Finance Co. LLC, 4.125%, 11–1–24 (A)	2,000	2,105
USAA Capital Corp., 2.450%, 8–1–20 (A)	2,360	2,378

		19,325

Property & Casualty Insurance – 1.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps), 1.624%, 1–10–20 (C)	3,500	3,515
Berkshire Hathaway, Inc., 3.125%, 3–15–26	1,500	1,517

		5,032

Regional Banks – 0.8%
PNC Bank N.A.:
1.700%, 12–7–18	500	499
2.450%, 11–5–20	264	267
3.300%, 10–30–24	1,000	1,023
Sumitomo Mitsui Trust Bank Ltd., 2.050%, 3–6–19 (A)	2,000	2,002

		3,791

Specialized Finance – 0.4%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	500	525
5.450%, 6–15–23 (A)	500	548
8.100%, 7–15–36 (A)	500	626

		1,699

Total Financials – 33.2%		148,535

Health Care

Biotechnology – 0.3%
Amgen, Inc., 2.200%, 5–11–20	1,500	1,505

Health Care Services – 1.3%
Cardinal Health, Inc.:
3.079%, 6–15–24	2,500	2,516
4.368%, 6–15–47	1,500	1,535
Quest Diagnostics, Inc., 3.450%, 6–1–26	1,500	1,513

		5,564

Health Care Supplies – 1.3%
Abbott Laboratories, 3.400%, 11–30–23	1,000	1,029
Medtronic Global Holdings SCA, 3.350%, 4–1–27	2,000	2,055
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc), 4.375%, 3–15–35	1,752	1,928
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9–23–21	1,000	996

		6,008

Pharmaceuticals – 0.6%
AbbVie, Inc., 4.500%, 5–14–35	1,400	1,506
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3–15–21	1,000	1,026

		2,532

Total Health Care – 3.5%		15,609
Industrials

Aerospace & Defense – 1.7%
BAE Systems Holdings, Inc.:
3.850%, 12–15–25 (A)	1,500	1,555
4.750%, 10–7–44 (A)	1,000	1,089
Boeing Co. (The), 1.650%, 10–30–20	500	497
General Dynamics Corp., 1.875%, 8–15–23	3,000	2,921
Rockwell Collins, Inc., 2.800%, 3–15–22	1,500	1,515

		7,577

Air Freight & Logistics – 1.6%
FedEx Corp.:
3.250%, 4–1–26	1,000	1,013
3.300%, 3–15–27	4,000	4,022
4.400%, 1–15–47	2,000	2,078

		7,113

Airlines – 0.9%
Aviation Capital Group Corp., 2.875%, 1–20–22 (A)	3,000	3,000
Sydney Airport Finance, 3.625%, 4–28–26 (A)	1,000	1,010

		4,010

Building Products – 0.4%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 12–15–21	1,875	1,936

Electrical Components & Equipment – 0.6%
Arrow Electronics, Inc., 3.250%, 9–8–24	2,500	2,468

Environmental & Facilities Services – 0.4%
Republic Services, Inc., 3.800%, 5–15–18	1,000	1,013
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5–15–23	1,000	988

		2,001

Industrial Conglomerates – 0.7%
3M Co., 2.875%, 10–15–27	2,000	1,989
Honeywell International, Inc., 1.850%, 11–1–21	1,000	988

		2,977

Industrial Machinery – 0.7%
Parker Hannifin Corp., 3.250%, 3–1–27 (A)	3,000	3,021

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 3.400%, 9–1–24	1,000	1,043

Total Industrials – 7.2%		32,146
Information Technology

Communications Equipment – 0.1%
L-3 Communications Corp., 3.850%, 12–15–26	500	519

Data Processing & Outsourced Services – 1.9%
Alliance Data Systems Corp., 5.250%, 12–1–17 (A)	4,500	4,516
Visa, Inc.:
2.800%, 12–14–22	3,000	3,069
3.150%, 12–14–25	1,000	1,024

		8,609

Electronic Components – 1.4%
Amphenol Corp., 3.200%, 4–1–24	2,500	2,534
Maxim Integrated Products, Inc., 3.450%, 6–15–27	3,750	3,771

		6,305

Home Entertainment Software – 0.2%
Activision Blizzard, Inc., 2.300%, 9–15–21	1,000	994

Internet Software & Services – 0.7%
Alphabet, Inc., 3.375%, 2–25–24	2,950	3,091

IT Consulting & Other Services – 0.4%
Keysight Technologies, Inc., 4.600%, 4–6–27	1,500	1,577

Semiconductors – 0.9%
Intel Corp.:
3.100%, 7–29–22	1,000	1,040
2.875%, 5–11–24	2,000	2,024
Micron Technology, Inc., 7.500%, 9–15–23	713	792

		3,856

Systems Software – 1.5%
CA, Inc., 5.375%, 12–1–19	1,080	1,149
Microsoft Corp.:
2.650%, 11–3–22	2,000	2,035
2.000%, 8–8–23	500	489
2.875%, 2–6–24	3,000	3,069

		6,742

Total Information Technology – 7.1%		31,693
Materials

Diversified Metals & Mining – 0.5%
Anglo American Capital plc:
3.750%, 4–10–22 (A)	1,000	1,026
3.625%, 9–11–24 (A)	1,000	997

		2,023

Paper Packaging – 0.4%
WestRock Co., 3.000%, 9–15–24 (A)	2,000	1,996

Specialty Chemicals – 0.3%
Methanex Corp., 5.250%, 3–1–22	1,404	1,479

Total Materials – 1.2%		5,498
Real Estate

Health Care REITs – 0.3%
Health Care REIT, Inc., 4.000%, 6–1–25	1,300	1,355

Industrial REITs – 0.2%
Aircastle Ltd., 5.500%, 2–15–22	598	653

Retail REITs – 0.2%
DDR Corp., 3.900%, 8–15–24	1,000	1,005

Specialized REITs – 1.1%
Crown Castle International Corp.:
2.250%, 9–1–21	500	493
5.250%, 1–15–23	1,027	1,136
3.200%, 9–1–24	1,250	1,244
4.000%, 3–1–27	2,000	2,044

		4,917

Total Real Estate – 1.8%		7,930
Telecommunication Services

Integrated Telecommunication Services – 1.7%
AT&T, Inc.:
3.400%, 5–15–25	1,000	984
3.900%, 8–14–27	3,000	3,004
4.900%, 8–14–37	250	253
5.650%, 2–15–47	1,000	1,090
Verizon Communications, Inc.:
2.625%, 8–15–26	500	468
4.500%, 8–10–33	1,000	1,025
4.812%, 3–15–39	559	577

		7,401

Wireless Telecommunication Service – 1.2%
American Tower Corp.:
4.400%, 2–15–26	1,000	1,057
3.125%, 1–15–27	2,500	2,397
Crown Castle Towers LLC, 3.663%, 5–15–25 (A)	1,000	1,025
Sprint Spectrum L.P., 3.360%, 9–20–21 (A)	1,000	1,015

		5,494

Total Telecommunication Services – 2.9%		12,895
Utilities

Electric Utilities – 1.6%
Commonwealth Edison Co., 3.650%, 6–15–46	500	492
Edison International:
2.125%, 4–15–20	1,000	1,000
2.950%, 3–15–23	2,000	2,024
Kansas City Power & Light Co., 6.375%, 3–1–18	1,500	1,528
MidAmerican Energy Co., 3.950%, 8–1–47	1,000	1,042
Sierra Pacific Power Co., 2.600%, 5–1–26	1,000	967

		7,053

Multi-Utilities – 2.2%
Dominion Resources, Inc., 2.750%, 1–15–22	3,000	3,027
Duke Energy Carolinas LLC, 3.750%, 6–1–45	2,000	2,011
Duke Energy Indiana LLC, 3.750%, 5–15–46	1,000	996

EDP Finance B.V., 3.625%, 7–15–24 (A)	1,500	1,512
NorthWestern Corp., 6.340%, 4–1–19	2,400	2,550

		10,096

Water Utilities – 0.5%
California Water Service Co., 5.875%, 5–1–19	2,000	2,105

Total Utilities – 4.3%		19,254

TOTAL CORPORATE DEBT SECURITIES – 83.5%		$373,216
(Cost: $367,920)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index), 3.231%, 3–25–35 (C)	1,166	414
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index), 3.444%, 2–25–34 (C)	122	10
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC (Mortgage spread to 7-year U.S. Treasury index), 3.411%, 3–25–34 (C)	153	4

		428

TOTAL MORTGAGE–BACKED SECURITIES – 0.1%		$428
(Cost: $1,438)

MUNICIPAL BONDS-TAXABLE
Massachusetts – 0.6%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A, 4.285%, 12–15–18	2,500	2,578

New York – 1.0%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	3,405	4,642

Ohio – 0.5%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12–1–46	2,000	2,056

Pennsylvania – 0.2%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable-Build America Bonds), 4.750%, 7–15–22	750	801

TOTAL MUNICIPAL BONDS-TAXABLE – 2.3%		$10,077
(Cost: $8,717)

OTHER GOVERNMENT SECURITIES (D)
Canada – 0.7%
Province de Quebec, 7.140%, 2–27–26	2,500	3,185

Spain – 0.7%
Telefonica Emisiones S.A.U., 4.103%, 3–8–27	3,000	3,103

TOTAL OTHER GOVERNMENT SECURITIES – 1.4%		$6,288
(Cost: $5,756)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Tennessee Valley Authority, 2.875%, 2–1–27	1,000	1,025

Mortgage-Backed Obligations – 3.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps), 5.045%, 7–25–44 (A)(C)	2,200	2,233
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index), 4.573%, 12–25–48 (A)(C)	1,000	1,051
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.490%, 12–25–44 (A)(C)	5,000	5,306
4.400%, 1–25–45 (A)(C)	3,000	3,157
4.752%, 11–25–46 (A)(C)	2,055	2,199
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index), 4.271%, 7–25–48 (A)(C)	2,350	2,351
Government National Mortgage Association Agency REMIC/CMO, 0.011%, 6–17–45 (E)	21	—	*

		16,297

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 3.8%		$17,322
(Cost: $17,493)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.9%
U.S. Treasury Notes:
1.375%, 12–15–19	2,000	1,994
1.625%, 8–31–22	2,000	1,972

		3,966

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.9%		$3,966
(Cost: $3,973)

SHORT-TERM SECURITIES
Commercial Paper (F) – 3.8%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 1.180%, 10–5–17	5,000	4,999
Clorox Co. (The), 1.150%, 10–2–17	2,257	2,256
Kroger Co. (The), 1.300%, 10–2–17	9,962	9,961

		17,216

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (B)	2,923	2,923

Municipal Obligations – 1.1%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps), 0.970%, 10–1–17 (B)	5,060	5,060

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.120%, 10–7–17 (B)	2,771	2,771

TOTAL SHORT-TERM SECURITIES – 6.2%		$27,970
(Cost: $27,972)

TOTAL INVESTMENT SECURITIES – 100.9%		$451,844
(Cost: $445,449)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(3,977)

NET ASSETS – 100.0%		$447,867

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $105,124 or 23.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	Rate shown is the yield to maturity at September 30, 2017.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$2,734	$—	$—
Asset-Backed Securities	—	9,843	—
Corporate Debt Securities	—	373,216	—
Mortgage-Backed Securities	—	428	—
Municipal Bonds	—	10,077	—
Other Government Securities	—	6,288	—
United States Government Agency Obligations	—	17,322	—
United States Government Obligations	—	3,966	—
Short-Term Securities	—	27,970	—
Total	$2,734	$449,110	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$445,449

Gross unrealized appreciation	8,784
Gross unrealized depreciation	(2,389)

Net unrealized appreciation	$6,395

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.1%
Magna International, Inc.	174	$9,288

Cable & Satellite – 1.9%
Charter Communications, Inc., Class A (A)	8	2,871
Comcast Corp., Class A	142	5,480

		8,351

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	57	9,273

Housewares & Specialties – 1.2%
Newell Rubbermaid, Inc.	120	5,099

Total Consumer Discretionary – 7.3%		32,011
Consumer Staples

Brewers – 1.2%
Molson Coors Brewing Co., Class B	64	5,225

Hypermarkets & Super Centers – 2.0%
Costco Wholesale Corp.	55	8,957

Packaged Foods & Meats – 1.4%
Kraft Foods Group, Inc.	77	5,948

Soft Drinks – 2.4%
Monster Beverage Corp. (A)	193	10,680

Tobacco – 2.4%
Philip Morris International, Inc.	93	10,276

Total Consumer Staples – 9.4%		41,086
Energy

Oil & Gas Exploration & Production – 4.2%
Cimarex Energy Co.	64	7,324
EOG Resources, Inc.	91	8,842
Pioneer Natural Resources Co.	16	2,331

		18,497

Total Energy – 4.2%		18,497
Financials

Asset Management & Custody Banks – 2.7%
Blackstone Group L.P. (The)	352	11,733

Diversified Banks – 3.2%
Bank of America Corp.	275	6,959
Wells Fargo & Co.	124	6,849

		13,808

Financial Exchanges & Data – 2.2%
CME Group, Inc.	72	9,701

Investment Banking & Brokerage – 4.9%
Charles Schwab Corp. (The)	173	7,584
Morgan Stanley	290	13,960

		21,544

Other Diversified Financial Services – 4.9%
Citigroup, Inc.	117	8,481
JPMorgan Chase & Co.	133	12,741

		21,222

Total Financials – 17.9%		78,008
Health Care

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc. (A)	57	8,051

Health Care Equipment – 2.1%
Intuitive Surgical, Inc. (A)	9	8,994

Managed Health Care – 4.7%
Cigna Corp.	44	8,207
UnitedHealth Group, Inc.	64	12,495

		20,702

Pharmaceuticals – 2.9%
Eli Lilly and Co.	50	4,277
Zoetis, Inc.	131	8,321

		12,598

Total Health Care – 11.5%		50,345

Industrials

Aerospace & Defense – 4.5%
Airbus SE	46	4,400
Lockheed Martin Corp.	25	7,695
United Technologies Corp.	65	7,569

		19,664

Construction Machinery & Heavy Trucks – 1.6%
WABCO Holdings, Inc. (A)	48	7,030

Railroads – 1.6%
Norfolk Southern Corp.	54	7,075

Trucking – 2.0%
J.B. Hunt Transport Services, Inc.	77	8,531

Total Industrials – 9.7%		42,300
Information Technology

Application Software – 2.2%
Adobe Systems, Inc. (A)	66	9,771

Data Processing & Outsourced Services – 6.7%
MasterCard, Inc., Class A	53	7,531
PayPal, Inc. (A)	186	11,910
Visa, Inc., Class A	94	9,861

		29,302

Home Entertainment Software – 1.9%
Electronic Arts, Inc. (A)	71	8,406

Internet Software & Services – 5.2%
Alphabet, Inc., Class A (A)	14	13,924
Facebook, Inc., Class A (A)	51	8,733

		22,657

Semiconductor Equipment – 5.0%
Applied Materials, Inc.	217	11,314
ASML Holding N.V., NY Registry Shares	60	10,272

		21,586

Semiconductors – 4.5%
Analog Devices, Inc.	106	9,151
Broadcom Corp., Class A	44	10,551

		19,702

Systems Software – 4.4%
Microsoft Corp.	257	19,166

Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	125	19,265

Total Information Technology – 34.3%		149,855
Materials

Commodity Chemicals – 1.5%
LyondellBasell Industries N.V., Class A	65	6,448

Diversified Chemicals – 2.2%
Dow Chemical Co. (The)	142	9,852

Total Materials – 3.7%		16,300

TOTAL COMMON STOCKS – 98.0%		$428,402
(Cost: $369,464)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.3%
Clorox Co. (The),
1.150%, 10–2–17	$5,631	5,630

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (C)	3,047	3,047

TOTAL SHORT-TERM SECURITIES – 2.0%		$8,677
(Cost: $8,678)

TOTAL INVESTMENT SECURITIES – 100.0%		$437,079
(Cost: $378,142)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		3

NET ASSETS – 100.0%		$437,082

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$428,402	$—	$—
Short-Term Securities	—	8,677	—
Total	$428,402	$8,677	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$378,142

Gross unrealized appreciation	63,761
Gross unrealized depreciation	(4,824)

Net unrealized appreciation	$58,937

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.3%
Omnicom Group, Inc.	89	$6,600

Cable & Satellite – 1.3%
Comcast Corp., Class A	171	6,566

Home Improvement Retail – 3.1%
Home Depot, Inc. (The)	100	16,389

Restaurants – 1.0%
McDonalds Corp.	33	5,241

Total Consumer Discretionary – 6.7%		34,796
Consumer Staples

Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	64	7,587

Drug Retail – 1.6%
CVS Caremark Corp.	101	8,177

Personal Products – 1.7%
Unilever plc (A)	153	8,843

Tobacco – 2.9%
Philip Morris International, Inc.	138	15,320

Total Consumer Staples – 7.7%		39,927
Energy

Integrated Oil & Gas – 8.7%
Chevron Corp.	226	26,538
Suncor Energy, Inc.	530	18,552

		45,090

Oil & Gas Storage & Transportation – 2.3%
Enterprise Products Partners L.P.	447	11,658

Total Energy – 11.0%		56,748
Financials

Diversified Banks – 4.7%
Wells Fargo & Co.	443	24,445

Life & Health Insurance – 3.8%
MetLife, Inc.	372	19,599

Multi-Line Insurance – 1.5%
American International Group, Inc.	126	7,735

Other Diversified Financial Services – 3.6%
JPMorgan Chase & Co.	192	18,383

Regional Banks – 2.6%
KeyCorp	729	13,715

Total Financials – 16.2%		83,877
Health Care

Health Care Equipment – 1.3%
Medtronic plc	89	6,896

Pharmaceuticals – 7.5%
Eli Lilly and Co.	131	11,167
Pfizer, Inc.	764	27,291

		38,458

Total Health Care – 8.8%		45,354
Industrials

Aerospace & Defense – 7.9%
BAE Systems plc (A)	404	3,419
Lockheed Martin Corp.	69	21,534
United Technologies Corp.	137	15,956

		40,909

Building Products – 3.0%
Johnson Controls, Inc.	387	15,582

Construction Machinery & Heavy Trucks – 2.1%
PACCAR, Inc.	152	11,021

Electrical Components & Equipment – 2.4%
Eaton Corp.	159	12,244

Railroads – 1.1%
Union Pacific Corp.	48	5,565

Total Industrials – 16.5%		85,321
Information Technology

Communications Equipment – 2.9%
Harris Corp.	79	10,389
Nokia Corp., Series A ADR	780	4,662

		15,051

Data Processing & Outsourced Services – 1.6%
Paychex, Inc.	136	8,149

Semiconductors – 4.4%
Analog Devices, Inc.	191	16,467
Cypress Semiconductor Corp.	416	6,249

		22,716

Systems Software – 5.0%
Microsoft Corp.	349	25,963

Total Information Technology – 13.9%		71,879
Materials

Diversified Chemicals – 3.5%
Dow Chemical Co. (The)	262	18,170

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	35	5,297

Paper Packaging – 3.3%
International Paper Co.	301	17,123

Total Materials – 7.8%		40,590
Real Estate

Industrial REITs – 2.5%
ProLogis, Inc.	200	12,667

Specialized REITs – 2.8%
Crown Castle International Corp.	72	7,203
Life Storage, Inc.	67	5,465
Uniti Group, Inc.	138	2,024

		14,692

Total Real Estate – 5.3%		27,359
Utilities

Electric Utilities – 3.6%
Exelon Corp.	499	18,803

Total Utilities – 3.6%		18,803

TOTAL COMMON STOCKS – 97.5%		$504,654
(Cost: $419,387)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.2%
Kroger Co. (The),
1.300%, 10–2–17	$2,000	2,000
Northern Illinois Gas Co.,
1.250%, 10–2–17	9,388	9,387

		11,387

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (C)	862	862

TOTAL SHORT-TERM SECURITIES – 2.4%		$12,249
(Cost: $12,250)

TOTAL INVESTMENT SECURITIES – 99.9%		$516,903
(Cost: $431,637)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		489

NET ASSETS – 100.0%		$517,392

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$504,654	$—	$—
Short-Term Securities	—	12,249	—
Total	$504,654	$12,249	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$431,637

Gross unrealized appreciation	89,685
Gross unrealized depreciation	(4,419)

Net unrealized appreciation	$85,266

SCHEDULE OF INVESTMENTS Energy (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.3%
Chevron Corp.	24	$2,767
Royal Dutch Shell plc, Class A (A)	70	2,119
Suncor Energy, Inc.	55	1,929

		6,815

Oil & Gas Drilling – 4.3%
Nabors Industries Ltd.	341	2,755
Patterson-UTI Energy, Inc.	196	4,096

		6,851

Oil & Gas Equipment & Services – 31.8%
Baker Hughes, Inc.	83	3,028
C&J Energy Services, Inc. (B)	73	2,195
Core Laboratories N.V.	35	3,450
Forum Energy Technologies, Inc. (B)	279	4,434
Halliburton Co.	167	7,682
Hi-Crush Partners L.P. (B)	123	1,164
Keane Group, Inc. (B)	146	2,442
RPC, Inc.	299	7,411
Schlumberger Ltd.	103	7,168
Superior Energy Services, Inc. (B)	378	4,036
U.S. Silica Holdings, Inc.	145	4,514
Weatherford International Ltd. (B)	688	3,153

		50,677

Oil & Gas Exploration & Production – 45.9%
Anadarko Petroleum Corp.	65	3,180
Cimarex Energy Co.	48	5,450
Concho Resources, Inc. (B)	40	5,321
Continental Resources, Inc. (B)	176	6,792
Devon Energy Corp.	116	4,266
Diamondback Energy, Inc. (B)	50	4,864
EOG Resources, Inc.	73	7,062
Laredo Petroleum Holdings, Inc. (B)	202	2,609
Marathon Oil Corp.	223	3,029
Newfield Exploration Co. (B)	127	3,758
Oasis Petroleum LLC (B)	390	3,556
Parsley Energy, Inc., Class A (B)	219	5,781
Pioneer Natural Resources Co.	40	5,931
RSP Permian, Inc. (B)	137	4,746
Whiting Petroleum Corp. (B)	496	2,711
WPX Energy, Inc. (B)	354	4,066

		73,122

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	23	1,265
Phillips 66	22	2,000

		3,265

Oil & Gas Storage & Transportation – 7.1%
Enbridge, Inc.	37	1,544
Energy Transfer Partners L.P.	50	908
Enterprise Products Partners L.P.	114	2,984
MPLX L.P.	25	874
Phillips 66 Partners L.P.	17	880
Plains GP Holdings L.P., Class A	69	1,502
Tallgrass Energy GP L.P., Class A	93	2,619

		11,311

Total Energy – 95.4%		152,041
Information Technology

Data Processing & Outsourced Services – 1.9%
Wright Express Corp. (B)	27	2,979

Total Information Technology – 1.9%		2,979

TOTAL COMMON STOCKS – 97.3%		$155,020
(Cost: $163,139)

SHORT-TERM SECURITIES	Principal
Master Note – 2.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (C)	$4,376	4,376

TOTAL SHORT-TERM SECURITIES – 2.7%		$4,376
(Cost: $4,376)

TOTAL INVESTMENT SECURITIES – 100.0%		$159,396
(Cost: $167,515)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		51

NET ASSETS – 100.0%		$159,447

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolios investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$155,020	$—	$—
Short-Term Securities	—	4,376	—
Total	$155,020	$4,376	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$167,515

Gross unrealized appreciation	11,532
Gross unrealized depreciation	(19,651)

Net unrealized depreciation	$(8,119)

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Utilities – 0.6%
Alupar Investimento S.A.	12	$70
Transmissora Alianca de Energia Eletrica S.A.	10	71

		141

Total Brazil – 0.6%		$141

Chile
Utilities – 0.1%
Aguas Andinas S.A.	34	22

Total Chile – 0.1%		$22

Panama
Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	8	234

Total Panama – 1.0%		$234

United Kingdom
Energy – 0.6%
Royal Dutch Shell plc, Class A	5	141
Seadrill Partners LLC	4	14

		155

Total United Kingdom – 0.6%		$155

United States
Information Technology – 0.7%
Intel Corp.	4	157

Utilities – 0.6%
PPL Corp.	4	137

Total United States – 1.3%		$294

TOTAL COMMON STOCKS – 3.6%		$846
(Cost: $851)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 0.8%
Pan American Energy LLC 7.875%, 5-7-21	$100	108
YPF Sociedad Anonima 8.875%, 12-19-18(A)	80	86

		194

Total Argentina – 0.8%		$194

Austria
Consumer Staples – 0.8%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 6.250%, 2-5-23(A)	200	194

Total Austria – 0.8%		$194

Bahrain
Financials – 1.1%
HDFC Bank Ltd. 3.000%, 3-6-18	250	251

Total Bahrain – 1.1%		$251

Brazil
Consumer Staples – 0.9%
Cosan Ltd. 5.950%, 9-20-24(A)	200	205

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12-12-16(A)(B)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A. 7.000%, 7-8-13(B)	96	5

Materials – 1.4%
Suzano Trading Ltd. 5.875%, 1-23-21(A)	200	216
Vale Overseas Ltd.:
4.625%, 9-15-20	50	53
6.250%, 8-10-26	50	57

		326

Total Brazil – 2.3%		$536

British Virgin Islands
Energy – 0.3%
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 7-30-18(A)	66	65

Total British Virgin Islands – 0.3%		$65

Canada
Financials – 0.4%
Bank of Montreal 1.800%, 7-31-18	100	100

Total Canada – 0.4%		$100

Cayman Islands
Telecommunication Services – 0.9%
Sable International Finance Ltd. 6.875%, 8-1-22(A)	200	215

Total Cayman Islands – 0.9%		$215

Chile
Industrials – 1.7%
Guanay Finance Ltd. 6.000%, 12-15-20(A)	171	176
LATAM Airlines Group S.A. 7.250%, 6-9-20(A)	200	214

		390

Materials – 1.6%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1-19-18(A)	175	175
4.375%, 5-15-23(A)	200	207

		382

Total Chile – 3.3%		$772

China
Information Technology – 2.2%
Alibaba Group Holding Ltd. 1.625%, 11-28-17	500	500

Total China – 2.2%		$500

Columbia
Financials – 0.9%
Banco de Bogota S.A. 5.375%, 2-19-23(A)	200	212

Utilities – 0.9%
Emgesa S.A. E.S.P. 8.750%, 1-25-21(C)	COP302,000	107
Empresas Publicas de Medellin E.S.P. 8.375%, 2-1-21(C)	274,000	96

		203

Total Columbia – 1.8%		$415

France
Financials – 0.9%
BNP Paribas S.A. 7.625%, 12-29-49(A)	$200	220

Total France – 0.9%		$220

Hong Kong
Telecommunication Services – 0.9%
Hutchison Whampoa Ltd. 1.625%, 10-31-17(A)	200	200

Total Hong Kong – 0.9%		$200

India
Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7-29-20(A)	200	204

Materials – 0.9%
Vedanta Resources plc 6.375%, 7-30-22(A)	200	208

Total India – 1.8%		$412

Indonesia
Financials – 0.9%
Bank Rakyat Indonesia 2.950%, 3-28-18	200	201

Total Indonesia – 0.9%		$201

Ireland
Financials – 1.6%
MTS International Funding Ltd. 5.000%, 5-30-23(A)	350	364

Total Ireland – 1.6%		$364

Luxembourg
Financials – 0.9%
OJSC Russian Agricultural Bank 5.100%, 7-25-18(A)	200	203

Industrials – 0.9%
JSL Europe (GTD by JSL S.A.) 7.750%, 7-26-24(A)	200	210

Materials – 0.4%
Steel Capital S.A. 6.700%, 10-25-17	100	100

Total Luxembourg – 2.2%		$513

Mexico
Consumer Staples – 0.9%
Grupo Bimbo S.A.B. de C.V. 4.875%, 6-30-20(A)	200	214

Financials – 1.6%
Banco Santander S.A. 4.125%, 11-9-22(A)	150	157
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9-27-23(A)	200	208

		365

Materials – 3.1%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps) 5.573%, 12-29-49(A)(D)	150	142
CEMEX S.A.B. de C.V. 6.500%, 12-10-19(A)	550	572

		714

Total Mexico – 5.6%		$1,293
Netherlands
Consumer Discretionary – 0.9%
VTR Finance B.V. 6.875%, 1-15-24(A)	200	211

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3-17-20	125	130
8.375%, 5-23-21	60	69

		199

Utilities – 0.5%
Majapahit Holding B.V. 7.750%, 1-20-20(A)	100	111

Total Netherlands – 2.3%		$521

Norway
Energy – 0.7%
Aker BP ASA 6.000%, 7-1-22(A)	150	156

Total Norway – 0.7%		$156

Peru
Real Estate – 0.5%
InRetail Shopping Malls 5.250%, 10-10-21(A)	100	103

Total Peru – 0.5%		$103

Qatar
Energy – 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9-30-20(A)	94	98

Total Qatar – 0.4%		$98

Russia
Materials – 0.9%
Uralkali Finance Ltd. 3.723%, 4-30-18(A)	200	200

Total Russia – 0.9%		$200

Singapore
Consumer Staples – 0.5%
Olam International Ltd. 7.500%, 8-12-20	100	109

Total Singapore – 0.5%		$109

South Korea
Financials – 1.1%
Woori Bank 2.625%, 7-20-21(A)	250	248

Total South Korea – 1.1%		$248

Spain
Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5-29-49	200	207

Total Spain – 0.9%		$207

United Arab Emirates
Financials – 1.4%
ICICI Bank Ltd. 3.500%, 3-18-20(A)	325	331

Total United Arab Emirates – 1.4%		$331

United Kingdom
Consumer Staples – 2.5%
BAT International Finance plc 1.850%, 6-15-18(A)	375	375
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	200	208

		583

Financials – 4.4%
Barclays plc 8.250%, 12-29-49	200	211
HSBC Holdings plc 5.625%, 12-29-49	200	205
Industrial and Commercial Bank of China Ltd. 2.250%, 12-21-18	200	200
State Bank of India:
3.250%, 4-18-18(A)	200	201
3.622%, 4-17-19(A)	200	204

		1,021

Total United Kingdom – 6.9%		$1,604

United States
Consumer Staples – 4.2%
Anheuser-Busch InBev S.A./N.V. 2.650%, 2-1-21	500	508
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 2.200%, 8-1-18	200	201
Bunge Ltd. Finance Corp. 3.500%, 11-24-20	250	257

		966

Energy – 0.6%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7-15-25(A)	125	135

Financials – 2.7%
BBVA Bancomer S.A. 6.500%, 3-10-21(A)	150	166
Citigroup, Inc. 8.400%, 4-29-49	75	78
Diamond 1 Finance Corp. and Diamond 2 Finance Corp. 3.480%, 6-1-19(A)	50	51
Hyundai Capital America 2.000%, 3-19-18(A)	200	200
Wells Fargo & Co. 7.980%, 3-29-49	125	129

		624

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	100	105
4.500%, 1-15-23(A)	75	79

		184

Industrials – 0.7%
BAE Systems Holdings, Inc. 2.850%, 12-15-20(A)	75	76
TransDigm, Inc. (GTD by TransDigm Group, Inc.) 6.000%, 7-15-22	82	85

		161

Information Technology – 1.5%
Alliance Data Systems Corp. 5.250%, 12-1-17(A)	250	251
L-3 Communications Corp. 5.200%, 10-15-19	100	106

		357

Materials – 0.7%
BakerCorp International, Inc. 8.250%, 6-1-19	50	47
Hillman Group, Inc. (The) 6.375%, 7-15-22(A)	110	109

		156

Real Estate – 1.0%
Aircastle Ltd. 4.625%, 12-15-18	235	241

Telecommunication Services – 2.3%
American Tower Corp. 3.400%, 2-15-19	170	173
T-Mobile USA, Inc. 6.000%, 3-1-23	230	242
Verizon Communications, Inc. 2.625%, 2-21-20	126	128

		543

Utilities – 1.1%
Sempra Energy 2.850%, 11-15-20	250	254

Total United States – 15.6%		$3,621

TOTAL CORPORATE DEBT SECURITIES – 59.0%		$13,643
(Cost: $13,553)

OTHER GOVERNMENT SECURITIES(E)

Argentina – 1.7%
Republic of Argentina 6.875%, 4-22-21	350	381

Brazil – 2.3%
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 5-9-24(A)	200	202
Federative Republic of Brazil 4.875%, 1-22-21	300	321

		523

Columbia – 1.2%
Republic of Colombia 4.375%, 7-12-21	250	267

Indonesia – 1.1%
Republic of Indonesia 3.750%, 4-25-22(A)	250	259

Luxembourg – 1.7%
Atento Luxco 1 S.A. 6.125%, 8-10-22(A)	175	183
Rumo Luxembourg S.a.r.l. 7.375%, 2-9-24(A)	200	216

		399

Mexico – 1.1%
United Mexican States 3.625%, 3-15-22	250	262

Qatar – 0.9%
Qatar Government Bond 2.375%, 6-2-21(A)	200	197

Russia – 0.9%
Russian Federation 3.500%, 1-16-19(A)	200	203

Saudi Arabia – 1.1%
Saudi Arabia Government Bond 2.375%, 10-26-21(A)	250	247

South Africa – 0.9%
Republic of South Africa 5.500%, 3-9-20	200	213

Turkey – 0.9%
Turkey Government Bond 5.125%, 3-25-22	200	209

United States – 0.5%
Republic of Argentina 5.625%, 1-26-22	100	105

TOTAL OTHER GOVERNMENT SECURITIES – 14.3%		$3,265
(Cost: $3,221)

LOANS(D)

United States
Materials – 0.3%
BakerCorp International, Inc. (ICE LIBOR plus 300 bps) 4.311%, 2-7-20	73	70

Total United States – 0.3%		$70

TOTAL LOANS – 0.3%		$70
(Cost: $72)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 15.4%
U.S. Treasury Bonds 2.250%, 11-15-25	450	450
U.S. Treasury Notes:
0.750%, 12-31-17	800	799
1.125%, 1-15-19	1,000	996
1.500%, 4-15-20	500	499
1.250%, 10-31-21	200	196
1.750%, 11-30-21	300	299
1.750%, 5-15-22	145	144
1.500%, 8-15-26	200	187

		3,570

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.4%		$3,570
(Cost: $3,595)

SHORT-TERM SECURITIES
Master Note – 6.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.450%, 10-4-17(F)	1,528	1,528

TOTAL SHORT-TERM SECURITIES – 6.6%		$1,528
(Cost: $1,528)

TOTAL INVESTMENT SECURITIES – 99.2%		$22,922
(Cost: $22,820)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		195

NET ASSETS – 100.0%		$23,117

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $9,992 or 43.2% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$846	$—	$—
Corporate Debt Securities	—	13,643	—
Other Government Securities	—	3,265	—
Loans	—	70	—
United States Government Obligations	—	3,570	—
Short-Term Securities	—	1,528	—
Total	$846	$22,076	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$22,820

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	550
Gross unrealized depreciation	(447)

Net unrealized appreciation	$103

SCHEDULE OF INVESTMENTS Natural Resources (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 3.1%
Seven Generations Energy Ltd., Class A(A)	166	$2,625
Suncor Energy, Inc.	37	1,281

		3,906

Materials – 5.1%
Potash Corp. of Saskatchewan, Inc.	204	3,915
West Fraser Timber Co. Ltd.	44	2,562

		6,477

Total Canada – 8.2%		$10,383

China
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.(A)(B)	1,900	—

Total China – 0.0%		$—

Netherlands
Energy – 1.7%
Core Laboratories N.V.	22	2,211

Total Netherlands – 1.7%		$2,211

United Kingdom
Materials – 9.8%
BHP Billiton plc	251	4,422
Croda International plc	6	325
Randgold Resources Ltd. ADR	35	3,424
Rio Tinto plc	93	4,326

		12,497

Total United Kingdom – 9.8%		$12,497

United States
Consumer Staples – 1.1%
Ingredion, Inc.	12	1,406

Energy – 62.8%
Cabot Oil & Gas Corp.	153	4,098
Chevron Corp.	30	3,496
Cimarex Energy Co.	30	3,427
Concho Resources, Inc.(A)	27	3,550
Continental Resources, Inc.(A)	62	2,394
Diamondback Energy, Inc.(A)	33	3,242
Enterprise Products Partners L.P.	114	2,963
EOG Resources, Inc.	49	4,711
EQT Midstream Partners L.P.	22	1,623
Halliburton Co.(C)	188	8,645
Helmerich & Payne, Inc.	13	662
Keane Group, Inc.(A)	63	1,051
Magellan Midstream Partners L.P.	44	3,141
Marathon Petroleum Corp.	35	1,938
MPLX L.P.	80	2,815
Noble Energy, Inc.	60	1,714
Parsley Energy, Inc., Class A(A)	115	3,019
Patterson-UTI Energy, Inc.	176	3,687
Phillips 66	46	4,214
Pioneer Natural Resources Co.	21	3,061
Plains All American Pipeline L.P.	94	1,993
RPC, Inc.	192	4,767
RSP Permian, Inc.(A)	75	2,586
Schlumberger Ltd.	46	3,209
U.S. Silica Holdings, Inc.	31	952

WPX Energy, Inc.(A)	272	3,126

		80,084

Industrials – 3.6%
Flowserve Corp.	42	1,782
Union Pacific Corp.	25	2,888

		4,670

Materials – 7.8%
Air Products and Chemicals, Inc.	28	4,234
Dow Chemical Co. (The)	60	4,178
Ecolab, Inc.	10	1,273
PPG Industries, Inc.	3	321

		10,006

Total United States – 75.3%		$96,166

TOTAL COMMON STOCKS – 95.0%		$121,257
(Cost: $125,914)

PREFERRED STOCKS

United States
Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible(A)(B)(D)	68	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)
SHORT-TERM SECURITIES	Principal

Commercial Paper(E) – 4.5%
Kroger Co. (The) 1.300%, 10-2-17	$5,753	5,752

Master Note – 1.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.450%, 10-4-17(F)	1,855	1,855

TOTAL SHORT-TERM SECURITIES – 6.0%		$7,607
(Cost: $7,608)

TOTAL INVESTMENT SECURITIES – 101.0%		$128,864
(Cost: $133,733)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(1,294)

NET ASSETS – 100.0%		$127,570

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $361 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(D)	Restricted security. At September 30, 2017, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	68	$211	$–

The total value of this security represented 0.0% of net assets at September 30, 2017.

(E)	Rate shown is the yield to maturity at September 30, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	6,500	U.S. Dollar	8,403	10-5-17	UBS AG	$—	$307
Canadian Dollar	7,071	U.S. Dollar	5,622	10-5-17	UBS AG	—	45
						$—	$352

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$121,257	$—	$—
Preferred Stocks	—	—	—
Short-Term Securities	—	7,607	—
Total	$121,257	$7,607	$—
Liabilities
Forward Foreign Currency Contracts	$—	$352	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$133,733

Gross unrealized appreciation	9,791
Gross unrealized depreciation	(14,660)

Net unrealized depreciation	$(4,869)

SCHEDULE OF INVESTMENTS Growth (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Automobile Manufacturers – 2.0%
Ferrari N.V.	157	$17,308

Cable & Satellite – 2.0%
Comcast Corp., Class A	439	16,885

Home Improvement Retail – 4.1%
Home Depot, Inc. (The)	218	35,656

Internet & Direct Marketing Retail – 5.7%
Amazon.com, Inc.(A)	33	31,573
priceline.com, Inc.(A)	9	17,027

		48,600

Total Consumer Discretionary – 13.8%		118,449
Consumer Staples
Tobacco – 3.6%
Philip Morris International, Inc.	282	31,294

Total Consumer Staples – 3.6%		31,294
Energy
Oil & Gas Equipment & Services – 1.4%
Halliburton Co.	257	11,843

Total Energy – 1.4%		11,843

Financials
Financial Exchanges & Data – 4.8%
CME Group, Inc.	195	26,403
S&P Global, Inc.	98	15,296

		41,699

Investment Banking & Brokerage – 2.4%
Charles Schwab Corp. (The)	465	20,317

Total Financials – 7.2%		62,016

Health Care
Biotechnology – 6.7%
Alexion Pharmaceuticals, Inc.(A)	49	6,804
Celgene Corp.(A)	241	35,136
Vertex Pharmaceuticals, Inc.(A)	101	15,372

		57,312

Health Care Equipment – 4.4%
Danaher Corp.	146	12,481
Edwards Lifesciences Corp.(A)	104	11,333
Intuitive Surgical, Inc.(A)	13	14,015

		37,829

Pharmaceuticals – 0.6%
Bristol-Myers Squibb Co.	83	5,259

Total Health Care – 11.7%		100,400

Industrials
Aerospace & Defense – 4.5%
Lockheed Martin Corp.	81	25,258
Northrop Grumman Corp.	47	13,580

		38,838

Construction Machinery & Heavy Trucks – 2.1%
Caterpillar, Inc.	144	17,983

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	26	4,545

Industrial Machinery – 1.6%
Parker Hannifin Corp.	29	5,093
Stanley Black & Decker, Inc.	59	8,907

		14,000

Railroads – 1.7%
Union Pacific Corp.	123	14,241

Total Industrials – 10.4%		89,607

Information Technology
Application Software – 6.4%
Adobe Systems, Inc.(A)	181	26,987
salesforce.com, Inc.(A)	299	27,942

		54,929

Data Processing & Outsourced Services – 13.2%
FleetCor Technologies, Inc.(A)	38	5,835
MasterCard, Inc., Class A	291	41,032
PayPal, Inc.(A)	505	32,316
Visa, Inc., Class A	328	34,519

		113,702

Home Entertainment Software – 2.7%
Electronic Arts, Inc.(A)	195	23,069

Internet Software & Services – 9.3%
Alphabet, Inc., Class A(A)	26	25,083
Alphabet, Inc., Class C(A)	21	19,804
Facebook, Inc., Class A(A)	206	35,216

		80,103

Semiconductor Equipment – 5.3%
Applied Materials, Inc.	202	10,533
Lam Research Corp.	189	35,059

		45,592

Semiconductors – 2.9%
Microchip Technology, Inc.	275	24,725

Systems Software – 4.5%
Microsoft Corp.	514	38,303

Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	252	38,821

Total Information Technology – 48.8%		419,244

Real Estate
Specialized REITs – 0.9%
American Tower Corp., Class A	57	7,845

Total Real Estate – 0.9%		7,845
TOTAL COMMON STOCKS – 97.8%		$840,698
(Cost: $587,280)
SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 1.6%
Clorox Co. (The), 1.150%, 10-2-17	$2,929	2,929
Northern Illinois Gas Co., 1.250%, 10-2-17	5,651	5,650
Wisconsin Gas LLC, 1.190%, 10-4-17	5,000	4,999

		13,578

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(C)	1,953	1,953

TOTAL SHORT-TERM SECURITIES – 1.8%		$15,531
(Cost: $15,532)

TOTAL INVESTMENT SECURITIES – 99.6%		$856,229
(Cost: $602,812)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,355

NET ASSETS – 100.0%		$859,584

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at September 30, 2017.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$840,698	$—	$—
Short-Term Securities	—	15,531	—

Total	$840,698	$15,531	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at

September 30, 2017 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$602,812

Gross unrealized appreciation	257,652
Gross unrealized depreciation	(4,235)

Net unrealized appreciation	$253,417

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(B)	78		$1,554

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(D)	—	*	34

Education Services – 0.6%
Laureate Education, Inc., Class A (A)	443		6,440

Total Consumer Discretionary – 0.7%			8,028
Energy

Coal & Consumable Fuels – 0.0%
Foresight Energy L.P.	41		173

Oil & Gas Equipment & Services – 0.0%
Key Energy Services, Inc. (A)	10		134
Larchmont Resources LLC (A)(C)(E)	1		335

			469

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	64		991
Sabine Oil & Gas Corp. (A)(C)	—	*	12

			1,003

Total Energy – 0.1%			1,645

TOTAL COMMON STOCKS – 0.8%			$9,673
(Cost: $9,982)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.3%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	4,583		2,887

Total Consumer Staples – 0.3%			2,887
Telecommunication Services

Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	22		416

Total Telecommunication Services – 0.1%			416

TOTAL PREFERRED STOCKS – 0.4%			$3,303
(Cost: $3,945)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (D)(F)	1		—

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (C)(F)	1		6

			6

TOTAL WARRANTS – 0.0%			$6
(Cost: $79)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.4%
Acosta, Inc., 7.750%, 10–1–22 (G)	$4,493		3,235
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24	573		597

			3,832

Apparel Retail – 0.7%
Hot Topic, Inc., 9.250%, 6–15–21 (G)	7,792		6,584

Apparel, Accessories & Luxury Goods – 0.0%
Wrangler Buyer Corp., 6.000%, 10–1–25 (G)	491		500

Automotive Retail – 0.6%
Allison Transmission, Inc., 5.000%, 10–1–24 (G)	781		810
Group 1 Automotive, Inc., 5.000%, 6–1–22	855		886
Penske Automotive Group, Inc., 5.500%, 5–15–26	474		490
Sonic Automotive, Inc., 5.000%, 5–15–23	3,603		3,522

			5,708

Broadcasting – 3.5%
Clear Channel International B.V., 8.750%, 12–15–20 (G)	725		761
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	9,435		9,707
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20	101		100
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20	6,130		6,054
Cumulus Media, Inc., 7.750%, 5–1–19	4,115		1,183
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC), 10.625%, 3–15–23	2,244		1,593
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (G)	7,286		7,486
6.000%, 7–15–24 (G)	8,000		8,610

			35,494

Cable & Satellite – 8.3%
Altice Financing S.A.:
6.625%, 2–15–23 (G)		1,725	1,829
7.500%, 5–15–26 (G)		4,462	4,908
Altice S.A.:
7.250%, 5–15–22 (G)(H)	EUR	256	322
7.750%, 5–15–22 (G)		$14,865	15,775
6.250%, 2–15–25 (G)(H)	EUR	354	454
7.625%, 2–15–25 (G)		$3,119	3,365
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (G)		1,927	2,033
Block Communications, Inc., 6.875%, 2–15–25 (G)		609	661
Cablevision Systems Corp., 5.875%, 9–15–22		2,098	2,171
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (G)		1,187	1,230
5.000%, 2–1–28 (G)		4,233	4,233
DISH DBS Corp.:
6.750%, 6–1–21		1,936	2,130
5.875%, 7–15–22		2,310	2,454
5.875%, 11–15–24		454	476
7.750%, 7–1–26		1,932	2,217
Neptune Finco Corp.:
10.125%, 1–15–23 (G)		4,123	4,757
6.625%, 10–15–25 (G)		788	863
10.875%, 10–15–25 (G)		2,746	3,395
Numericable - SFR S.A., 7.375%, 5–1–26 (G)		11,097	11,957
VTR Finance B.V., 6.875%, 1–15–24 (G)		10,335	10,929
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (G)		8,549	8,741

			84,900

Casinos & Gaming – 2.6%
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (G)		2,588	2,717
Golden Nugget, Inc.:
6.750%, 10–15–24 (G)		6,150	6,219
8.750%, 10–1–25 (G)		2,460	2,503
Studio City Finance Ltd., 8.500%, 12–1–20 (G)		4,598	4,730
Wynn Macau Ltd.:
5.250%, 10–15–21 (G)		8,303	8,523
4.875%, 10–1–24 (G)		855	871
5.500%, 10–1–27 (G)		1,226	1,244

			26,807

Department Stores – 0.2%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21		4,420	1,591

Education Services – 1.8%
Laureate Education, Inc., 8.250%, 5–1–25 (G)		16,978	18,294

Homefurnishing Retail – 0.4%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (G)(I)		1,820	1,667
0.000%, 7–15–20 (G)(I)		2,473	2,110

			3,777

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27 (G)		1,163	1,221

Movies & Entertainment – 1.1%
Cinemark USA, Inc.:
5.125%, 12–15–22		208	214
4.875%, 6–1–23		4,600	4,646
EMI Music Publishing Group North America Holdings, 7.625%, 6–15–24 (G)		1,145	1,274
WMG Acquisition Corp., 6.750%, 4–15–22 (G)		5,314	5,586

			11,720

Publishing – 0.5%
E.W. Scripps Co., 5.125%, 5–15–25 (G)		351	358
MDC Partners, Inc., 6.500%, 5–1–24 (G)		4,889	4,926

			5,284

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10–15–25 (G)	4,838	4,923

Specialized Consumer Services – 0.7%
Nielsen Co. (Luxembourg) S.a.r.l. (The):
5.500%, 10–1–21 (G)	2,371	2,436
5.000%, 2–1–25 (G)	1,044	1,087
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (G)	3,885	4,026

		7,549

Specialty Stores – 1.6%
Cumberland Farms, Inc., 6.750%, 5–1–25 (G)	1,904	2,024
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK), 9.750%, 10–15–19 (G)(J)	14,393	13,997

		16,021

Total Consumer Discretionary – 23.0%		234,205
Consumer Staples

Food Distributors – 1.3%
Performance Food Group, Inc., 5.500%, 6–1–24 (G)	2,754	2,844
Simmons Foods, Inc., 7.875%, 10–1–21 (G)	7,562	8,023
U.S. Foods, Inc., 5.875%, 6–15–24 (G)	2,910	3,048

		13,915

Packaged Foods & Meats – 2.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (G)	400	409
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)	5,436	5,450
5.750%, 6–15–25 (G)	4,378	4,361
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (G)	378	390
5.875%, 9–30–27 (G)	1,764	1,808
Post Holdings, Inc.:
5.500%, 3–1–25 (G)	781	810
8.000%, 7–15–25 (G)	1,079	1,219
5.000%, 8–15–26 (G)	1,267	1,265
5.750%, 3–1–27 (G)	5,618	5,787

		21,499

Personal Products – 0.1%
Revlon Consumer Products Corp., 5.750%, 2–15–21	930	812
Revlon Escrow Corp., 6.250%, 8–1–24	596	460

		1,272

Total Consumer Staples – 3.5%		36,686
Energy

Oil & Gas Drilling – 1.1%
KCA Deutag UK Finance plc:
7.250%, 5–15–21 (G)	4,031	3,860
9.875%, 4–1–22 (G)	2,267	2,352
Noble Holding International Ltd., 7.750%, 1–15–24	1,028	912
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (G)(K)	8,682	3,560
Offshore Group Investment Ltd., 0.000%, 11–1–19 (D)	1,693	—	*
Rowan Cos., Inc. (GTD by Rowan plc), 7.375%, 6–15–25	618	604
Trinidad Drilling Ltd., 6.625%, 2–15–25 (G)	52	49

		11,337

Oil & Gas Equipment & Services – 0.4%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (G)	1,899	2,056
SESI LLC:
7.125%, 12–15–21	1,114	1,136
7.750%, 9–15–24 (G)	484	501

		3,693

Oil & Gas Exploration & Production – 3.5%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (G)	3,023	2,811
California Resources Corp., 8.000%, 12–15–22 (G)	743	483
Carrizo Oil & Gas, Inc., 7.500%, 9–15–20	1,290	1,318
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC), 5.000%, 9–15–22	3,122	3,173
Crownrock L.P., 7.750%, 2–15–23 (G)	715	763
EnCana Corp., 6.500%, 8–15–34	1,094	1,280
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (G)	4,385	4,539
8.125%, 9–15–23 (G)	682	733
Laredo Petroleum, Inc.:
7.375%, 5–1–22	3,284	3,399
6.250%, 3–15–23	821	846
Murphy Oil USA, Inc. (GTD by Murphy USA), 5.625%, 5–1–27	351	377
PDC Energy, Inc., 6.125%, 9–15–24	394	412

Seven Generations Energy Ltd.:
8.250%, 5–15–20 (G)	3,177	3,320
6.750%, 5–1–23 (G)	5,905	6,222
5.375%, 9–30–25 (G)	2,523	2,542
Ultra Resources, Inc.:
6.875%, 4–15–22 (G)	1,977	2,016
7.125%, 4–15–25 (G)	582	588
Whiting Petroleum Corp., 5.750%, 3–15–21	1,363	1,339

		36,161

Oil & Gas Refining & Marketing – 0.1%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.125%, 10–1–24	1,081	1,130

Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream Partners L.P. and Crestwood Midstream Finance Corp., 6.250%, 4–1–23	542	559

Total Energy – 5.2%		52,880
Financials

Consumer Finance – 1.0%
Creditcorp, 12.000%, 7–15–18 (G)	4,228	3,636
CURO Financial Technologies Corp., 12.000%, 3–1–22 (G)	1,092	1,174
Quicken Loans, Inc., 5.750%, 5–1–25 (G)	5,176	5,435

		10,245

Insurance Brokers – 0.7%
NFP Corp., 6.875%, 7–15–25 (G)	7,320	7,430

Investment Banking & Brokerage – 0.1%
E*TRADE Financial Corp., 5.875%, 12–29–49	686	731
VHF Parent LLC, 6.750%, 6–15–22 (G)	824	858

		1,589

Other Diversified Financial Services – 3.3%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK), 12.000%, 7–1–19 (G)(J)	1,821	1,903
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (G)	9,982	10,918
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (G)(J)	21,215	20,791

		33,612

Property & Casualty Insurance – 0.3%
Hub International Ltd., 7.875%, 10–1–21 (G)	3,563	3,710

Specialized Finance – 1.7%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (G)	667	697
5.450%, 6–15–23 (G)	475	521
7.125%, 6–15–24 (G)	667	737
6.020%, 6–15–26 (G)	950	1,055
Flexi-Van Leasing, Inc., 7.875%, 8–15–18 (G)	2,774	2,774
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (G)	12,463	11,528

		17,312

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (G)	2,943	3,090

Total Financials – 7.4%		76,988
Health Care

Health Care Facilities – 1.8%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24	548	545
Greatbatch Ltd., 9.125%, 11–1–23 (G)	4,528	4,939
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6–15–26	386	416
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (G)	1,906	2,049
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (G)	3,989	4,188
Tenet Healthcare Corp.:
6.750%, 2–1–20	1,408	1,450
7.500%, 1–1–22 (G)	356	377
8.125%, 4–1–22	4,662	4,744

		18,708

Health Care Supplies – 0.7%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (G)	465	517
Universal Hospital Services, Inc., 7.625%, 8–15–20	6,382	6,462

		6,979

Life Sciences Tools & Services – 0.6%
Avantor, Inc.:
6.000%, 10–1–24 (G)	1,891	1,936
9.000%, 10–1–25 (G)	4,412	4,511

		6,447

Pharmaceuticals – 1.6%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (G)	10,096	1,767
7.000%, 4–15–23 (G)	1,144	186
IMS Health, Inc.,
5.000%, 10–15–26 (G)	1,155	1,224
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (G)	2,117	2,215
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20	1,770	1,781
5.500%, 3–1–23 (G)	117	103
VPII Escrow Corp.,
7.500%, 7–15–21 (G)	1,750	1,745
VRX Escrow Corp.:
5.375%, 3–15–20 (G)	2,664	2,661
5.875%, 5–15–23 (G)	1,882	1,663
6.125%, 4–15–25 (G)	3,553	3,118

		16,463

Total Health Care – 4.7%		48,597
Industrials

Aerospace & Defense – 2.0%
KLX, Inc.,
5.875%, 12–1–22 (G)	5,404	5,662
TransDigm, Inc.,
6.500%, 5–15–25	1,162	1,197
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	5,075	5,265
6.500%, 7–15–24	6,077	6,274
6.375%, 6–15–26	2,490	2,551

		20,949

Air Freight & Logistics – 0.2%
XPO Logistics, Inc.:
6.500%, 6–15–22 (G)	1,255	1,318
6.125%, 9–1–23 (G)	686	716

		2,034

Building Products – 0.9%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (G)	511	566
7.000%, 9–30–26 (G)	511	579
Ply Gem Industries, Inc.,
6.500%, 2–1–22	5,467	5,699
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	373	419
6.125%, 7–15–23	777	820
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	953	1,005

		9,088

Diversified Support Services – 0.6%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (G)	3,901	3,569
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (G)	1,025	1,084
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	472	513

		5,166

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.:
9.875%, 2–1–21 (G)	851	907
5.625%, 5–1–22 (G)	820	853

		1,760

Industrial Conglomerates – 0.0%
TriMas Corp.,
4.875%, 10–15–25 (G)	245	247

Research & Consulting Services – 0.1%
Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK),
7.625%, 5–15–22 (G)(J)	464	481

Security & Alarm Services – 1.0%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (G)	9,256	10,214

Total Industrials – 5.0%		49,939
Information Technology

Application Software – 1.4%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (G)	13,902	13,555
Solera LLC and Solera Finance, Inc.,
10.500%, 3–1–24 (G)	967	1,101

		14,656

Communications Equipment – 0.4%
West Corp.,
5.375%, 7–15–22 (G)	4,589	4,635

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (G)	3,362	3,404
5.875%, 11–1–21 (G)	1,346	1,400
5.375%, 8–1–22 (G)	6,395	6,587
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (G)	12,951	13,016
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (G)	1,192	1,247

		25,654

Electronic Components – 0.1%
TTM Technologies, Inc.,
5.625%, 10–1–25 (G)	1,227	1,242

IT Consulting & Other Services – 1.0%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25 (G)	687	703
NCR Escrow Corp.:
5.875%, 12–15–21	4,719	4,876
6.375%, 12–15–23	4,266	4,550

		10,129

Semiconductors – 0.3%
Micron Technology, Inc.:
7.500%, 9–15–23	1,931	2,146
5.500%, 2–1–25	805	858

		3,004

Technology Hardware, Storage & Peripherals – 0.4%
Western Digital Corp.:
7.375%, 4–1–23 (G)	468	513
10.500%, 4–1–24	2,903	3,411

		3,924

Total Information Technology – 6.1%		63,244
Materials

Aluminum – 1.7%
Constellium N.V.:
8.000%, 1–15–23 (G)	6,774	7,164
5.750%, 5–15–24 (G)	3,551	3,551
6.625%, 3–1–25 (G)	4,140	4,238
Kaiser Aluminum Corp.,
5.875%, 5–15–24	379	405
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (G)	1,471	1,534
5.875%, 9–30–26 (G)	985	1,000

		17,892

Commodity Chemicals – 0.4%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	2,943	2,980
5.250%, 6–1–27 (G)	1,177	1,188

		4,168

Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (G)	6,615	6,582

Diversified Chemicals – 0.3%
PSPC Escrow Corp.,
6.500%, 2–1–22 (G)	1,923	1,993
PSPC Escrow II Corp.,
10.375%, 5–1–21 (G)	981	1,069

		3,062

Diversified Metals & Mining – 0.3%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK),
11.500%, 4–1–19 (G)(J)	5,462	55
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (G)	636	661
FMG Resources August 2006 Partners Ltd.,
5.125%, 5–15–24 (G)	245	249
Lundin Mining Corp.:
7.500%, 11–1–20 (G)	1,326	1,379
7.875%, 11–1–22 (G)	1,091	1,186

		3,530

Fertilizers & Agricultural Chemicals – 0.7%
CF Industries, Inc.,
3.450%, 6–1–23	482	476
Pinnacle Operating Corp.,
9.000%, 5–15–23 (G)	6,601	6,238

		6,714

Metal & Glass Containers – 1.7%
ARD Finance S.A.,
7.125%, 9–15–23	548	585
BakerCorp International, Inc.,
8.250%, 6–1–19	13,253	12,325
HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	408	435
7.625%, 1–15–25 (G)	611	661
Signode Industrial Group,
6.375%, 5–1–22 (G)	2,865	2,973

		16,979

Paper Packaging – 0.3%
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (G)	727	755
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (G)	2,209	2,305

		3,060

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (G)	1,082	1,160

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (G)	661	730

Total Materials – 6.2%		63,877
Real Estate

Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	486	502

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK),
8.125%, 7–15–19 (G)(J)	2,440	2,446

Total Real Estate – 0.3%		2,948
Telecommunication Services

Alternative Carriers – 1.0%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	4,720	4,537
Level 3 Communications, Inc.,
5.750%, 12–1–22	1,317	1,360
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	3,015	3,105
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23	679	719
5.750%, 1–15–27 (G)	833	883

		10,604

Integrated Telecommunication Services – 3.6%
Frontier Communications Corp.:
6.250%, 9–15–21	3,451	2,837
10.500%, 9–15–22	4,339	3,786
7.125%, 1–15–23	367	281
6.875%, 1–15–25	1,841	1,376
11.000%, 9–15–25	5,046	4,289
GCI, Inc.,
6.875%, 4–15–25	4,808	5,169
Sprint Corp.:
7.250%, 9–15–21	9,523	10,583
7.875%, 9–15–23	5,563	6,453
7.125%, 6–15–24	2,049	2,305

		37,079

Wireless Telecommunication Service – 1.2%
Sable International Finance Ltd.,
6.875%, 8–1–22 (G)	5,794	6,228
Sprint Nextel Corp.:
9.000%, 11–15–18 (G)	211	227
7.000%, 8–15–20	466	509
11.500%, 11–15–21	389	494
T-Mobile USA, Inc.:
6.000%, 4–15–24	1,683	1,786
6.500%, 1–15–26	2,713	2,995

		12,239

Total Telecommunication Services – 5.8%		59,922

TOTAL CORPORATE DEBT SECURITIES – 67.2%		$689,286
(Cost: $694,803)

LOANS (L)
Consumer Discretionary

Advertising – 0.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
7.735%, 7–25–22	$3,593	3,214

Apparel Retail – 1.1%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
5.735%, 3–19–20	3,875	3,720
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
9.735%, 3–19–21 (D)	6,503	6,308
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps):
6.101%, 7–30–19 (M)	14	4
6.171%, 7–30–19 (M)	5,433	1,385

		11,417

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps),
5.083%, 2–22–23	730	734

Department Stores – 0.8%
Belk, Inc. (ICE LIBOR plus 475 bps),
6.054%, 12–10–22	9,733	8,141

Education Services – 1.3%
Laureate Education, Inc. (ICE LIBOR plus 450 bps),
5.735%, 4–26–24	13,438	13,486

General Merchandise Stores – 1.6%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
4.982%, 2–3–24	7,867	7,530
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
8.732%, 1–26–25	6,180	5,893
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps),
7.313%, 2–8–19	6,634	3,096

		16,519

Home Furnishings – 0.5%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps),
9.312%, 11–8–24	5,841	5,604

Hotels, Resorts & Cruise Lines – 0.0%
Travel Leaders Group LLC (ICE LIBOR plus 450 bps),
5.814%, 1–25–24	312	316

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps),
5.737%, 8–26–22	2,573	2,596

Restaurants – 0.4%
NPC International, Inc. (ICE LIBOR plus 350 bps),
4.738%, 4–20–24	811	819
NPC International, Inc. (ICE LIBOR plus 750 bps),
8.738%, 4–18–25	3,326	3,367

		4,186

Specialized Consumer Services – 0.1%
Asurion LLC (ICE LIBOR plus 600 bps),
7.235%, 8–4–25	600	613

Specialty Stores – 0.3%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.391%, 10–21–23	3,357	3,202

Total Consumer Discretionary – 6.8%		70,028
Consumer Staples

Food Distributors – 0.2%
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps),
5.990%, 6–22–22	1,936	1,958

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
9.583%, 10–21–22	1,807	1,810

Packaged Foods & Meats – 0.1%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps),
8.083%, 6–30–22 (D)	1,386	1,310

Total Consumer Staples – 0.5%		5,078
Energy

Coal & Consumable Fuels – 1.0%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.083%, 3–28–22	7,694	7,180
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
7.833%, 12–16–20 (D)	3,895	2,532

		9,712

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
7.065%, 5–16–20	4,208	4,051
KCA Deutag Alpha Ltd. (ICE LIBOR plus 575 bps),
6.985%, 5–16–20	11	10

		4,061

Oil & Gas Equipment & Services – 0.3%
Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
5.514%, 6–21–24	1,991	2,001
5.564%, 6–21–24	380	381
5.583%, 6–21–24	6	6
Larchmont Resources LLC (10.320% Cash or 10.320% PIK),
10.320%, 8–7–20 (D)(E)(J)	841	816

		3,204

Oil & Gas Exploration & Production – 0.9%
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps),
8.814%, 8–23–21	8,491	9,141

Oil & Gas Storage & Transportation – 0.6%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
11.985%, 2–16–21	2,301	2,135
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
6.985%, 8–12–20	4,050	3,903

		6,038

Total Energy – 3.2%		32,156
Financials

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 350 bps),
4.735%, 1–8–24	1,584	1,593

Investment Banking & Brokerage – 0.5%
Jane Street Group LLC (ICE LIBOR plus 450 bps),
5.735%, 8–25–22	4,833	4,872

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. (3-Month ICE LIBOR plus 375 bps),
5.061%, 12–30–21	806	814

Total Financials – 0.8%		7,279
Health Care

Life Sciences Tools & Services – 0.3%
Avantor, Inc.,
0.000%, 9–22–24 (N)	3,141	3,150

Total Health Care – 0.3%		3,150
Industrials

Building Products – 0.1%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
9.235%, 3–27–22	1,785	1,578

Construction & Engineering – 0.1%
Tensar International Corp. (ICE LIBOR plus 850 bps),
9.833%, 7–10–22 (D)	1,122	898

Diversified Support Services – 0.2%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
4.984%, 8–25–24	1,450	1,465
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
8.985%, 8–25–25	1,208	1,214

		2,679

Industrial Conglomerates – 0.9%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
4.315%, 11–22–20	1,230	1,135
Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps),
7.315%, 11–22–21	2,072	1,709
PAE Holding Corp. (ICE LIBOR plus 550 bps),
6.735%, 10–20–22	5,703	5,725
PAE Holding Corp. (ICE LIBOR plus 950 bps),
10.735%, 10–20–23	847	848

		9,417

Industrial Machinery – 0.8%
Dynacast International LLC (ICE LIBOR plus 850 bps),
9.833%, 1–30–23 (D)	7,863	7,863

Total Industrials – 2.1%		22,435
Information Technology

Application Software – 0.5%
TIBCO Software, Inc. (ICE LIBOR plus 350 bps),
4.740%, 12–4–20	4,565	4,576

Applications Software – 0.2%
Applied Systems, Inc.,
0.000%, 9–18–25 (N)	1,954	2,013

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
8.570%, 5–1–25	865	876

Internet Software & Services – 0.6%
Ancestry.com LLC (ICE LIBOR plus 825 bps),
9.490%, 10–19–24	1,895	1,921
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps),
5.235%, 5–12–21	2,169	2,177
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
8.985%, 11–12–21 (D)	1,713	1,713

		5,811

IT Consulting & Other Services – 0.0%
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps),
5.583%, 7–13–20	402	366

Total Information Technology – 1.4%		13,642
Materials

Diversified Metals & Mining – 0.1%
EP Minerals LLC (ICE LIBOR plus 750 bps),
8.817%, 8–20–21 (D)	996	966

Paper Packaging – 0.7%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps),
9.333%, 5–27–20	6,206	5,947
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
8.484%, 10–1–22 (D)	1,219	1,207

		7,154

Total Materials – 0.8%		8,120

TOTAL LOANS – 15.9%		$161,888
(Cost: $171,333)

SHORT-TERM SECURITIES
Commercial Paper (O) – 13.3%
Bemis Co., Inc.,
1.310%, 10–3–17	7,350	7,349
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
1.580%, 10–10–17	3,000	2,999
E.I. du Pont de Nemours and Co.:
1.500%, 10–11–17	2,344	2,343
1.460%, 10–17–17	10,000	9,993
1.440%, 10–25–17	10,000	9,990
General Mills, Inc.,
1.361%, 10–5–17	6,000	5,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
1.490%, 10–12–17	5,000	4,997
International Paper Co.,
1.330%, 10–6–17	5,000	4,999
J.M. Smucker Co. (The):
1.390%, 10–2–17	12,251	12,250
1.371%, 10–6–17	10,000	9,997
McCormick & Co., Inc.,
1.341%, 10–4–17	15,000	14,997
Mondelez International, Inc.,
1.510%, 10–10–17	26,000	25,989
Virginia Electric and Power Co.,
1.570%, 10–11–17	10,500	10,495
Walgreens Boots Alliance, Inc.:
1.300%, 10–4–17	5,000	4,999
1.490%, 10–12–17	5,000	4,997
1.450%, 10–13–17	3,995	3,993

		136,386

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (P)	8,770	8,770

Municipal Obligations – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
0.980%, 10–1–17 (P)	2,293	2,293

TOTAL SHORT-TERM SECURITIES – 14.4%		$147,449
(Cost: $147,461)

TOTAL INVESTMENT SECURITIES – 98.7%		$1,011,605
(Cost: $1,027,603)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		12,813

NET ASSETS – 100.0%		$1,024,418

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At September 30, 2017, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Larchmont Resources LLC	12-8-16	1	$340	$335
New Cotai Participation Corp., Class B		—	62	34
Sabine Oil & Gas Corp.	12-7-16	—	11	12
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583	2,083	2,887
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1	7	6
			$2,503	$3,274

The total value of these securities represented 0.3% of net assets at September 30, 2017.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(F)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $508,908 or 49.6% of net assets.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)	Zero coupon bond.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2017.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Rate shown is the yield to maturity at September 30, 2017.

(P)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	3,694	U.S. Dollar	2,936	10-5-17	Morgan Stanley International	$—	$24
Euro	2,215	U.S. Dollar	2,622	10-5-17	Morgan Stanley International	3	—
						$3	$24

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,994	$—	$34
Energy	1,298	347	—
Total Common Stocks	$9,292	$347	$34
Preferred Stocks	416	—	2,887
Warrants	—	6	—
Corporate Debt Securities	—	689,286	—	*
Loans	—	138,275	23,613
Short-Term Securities	—	147,449	—
Total	$9,708	$975,363	$26,534
Forward Foreign Currency Contracts	$—	$3	$—
Liabilities
Forward Foreign Currency Contracts	$—	$24	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 1–1–17	$393	$—	$26,340
Net realized gain (loss)	—	—	(213)
Net unrealized appreciation (depreciation)	(19)	804	(347)
Purchases	—	2,083	4,225
Sales	—	—	(6,258)
Amortization/Accretion of premium/discount	—	—	37
Transfers into Level 3 during the period	—	—	8,090
Transfers out of Level 3 during the period	(340)	—	(8,261)
Ending Balance 9–30–17	$34	$2,887	$23,613
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9–30–17	$(19)	$804	$(682)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended September 30, 2017, there were no transfers between Levels 1 and 2.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9–30–17	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$34	Broker	Broker quotes
Preferred Stocks	2,887	Broker	Broker quotes
Loans	23,613	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,027,603

Gross unrealized appreciation	29,657
Gross unrealized depreciation	(45,655)

Net unrealized depreciation	$(15,998)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.1%
Oil Search Ltd.	1,654	$9,079

Financials – 2.7%
Westpac Banking Corp.	854	21,372

Industrials – 0.4%
Brambles Ltd.	507	3,582

Total Australia – 4.2%		$34,033
Brazil

Information Technology – 1.0%
MercadoLibre, Inc.	33	8,597

Telecommunication Services – 1.1%
Telefonica Brasil S.A.	239	3,802
Vivo Participacoes S.A. ADR	293	4,642

		8,444

Total Brazil – 2.1%		$17,041
Canada

Consumer Discretionary – 1.6%
Magna International, Inc.	246	13,121

Energy – 2.4%
Seven Generations Energy Ltd., Class A (A)	568	8,979
Suncor Energy, Inc.	304	10,656

		19,635

Total Canada – 4.0%		$32,756
China

Consumer Discretionary – 1.1%
JD.com, Inc. ADR (A)	240	9,149

Consumer Staples – 1.1%
Wuliangye Yibin Co. Ltd., A Shares	998	8,605

Industrials – 0.7%
China Communications Construction Co. Ltd., H Shares	4,297	5,363

Information Technology – 1.9%
Alibaba Group Holding Ltd. ADR (A)	87	15,060

Total China – 4.8%		$38,177
France

Consumer Staples – 1.9%
Danone S.A.	194	15,182

Energy – 2.3%
Total S.A.	350	18,801

Financials – 1.4%
Axa S.A.	385	11,641

Industrials – 4.2%
Airbus SE	130	12,374
Schneider Electric S.A.	104	9,024
Vinci	140	13,332

		34,730

Materials – 1.4%
L Air Liquide S.A.	84	11,212

Telecommunication Services – 1.8%
Orange S.A.	898	14,713

Total France – 13.0%		$106,279
Germany

Consumer Discretionary – 2.3%
Continental AG	41	10,330
ProSiebenSat. 1 Media SE	227	7,727

		18,057

Financials – 1.4%
Deutsche Boerse AG	108	11,660

Health Care – 3.9%
Bayer AG	132	18,021
Fresenius Medical Care AG & Co. KGaA	135	13,167

		31,188

Industrials – 1.2%
Siemens AG	70	9,918

Information Technology – 1.4%
SAP AG	101	11,063

Materials – 1.3%
HeidelbergCement AG	100	10,299

Total Germany – 11.5%		$92,185
Hong Kong

Financials – 1.3%
AIA Group Ltd.	1,475	10,876

Real Estate – 1.0%
Cheung Kong (Holdings) Ltd.	646	8,254

Total Hong Kong – 2.3%		$19,130
India

Financials – 0.5%
Axis Bank Ltd.	494	3,851

Total India – 0.5%		$3,851
Ireland

Health Care – 1.3%
Shire Pharmaceuticals Group plc ADR	69	10,549

Materials – 1.7%
CRH plc	312	11,867
James Hardie Industries plc, Class C	133	1,848

		13,715

Total Ireland – 3.0%		$24,264
Japan

Consumer Discretionary – 5.6%
Bridgestone Corp.	268	12,170
Fuji Heavy Industries Ltd.	354	12,787
Isuzu Motors Ltd.	1,247	16,525
Nissin Kogyo Co. Ltd.	223	3,995

		45,477

Consumer Staples – 0.7%
Calbee, Inc.	166	5,831

Energy – 1.4%
Inpex Corp.	1,031	10,957

Financials – 2.2%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,392	9,040
Tokio Marine Holdings, Inc.	228	8,908

		17,948

Industrials – 3.4%
Komatsu Ltd.	329	9,359
Seibu Holdings, Inc.	458	7,825
SMC Corp.	28	9,770

		26,954

Information Technology – 1.1%
Yahoo Japan Corp.	1,929	9,155

Telecommunication Services – 3.2%
Nippon Telegraph and Telephone Corp.	284	13,025
SoftBank Group Corp.	160	12,900

		25,925

Total Japan – 17.6%		$142,247
Luxembourg

Energy – 1.0%
Tenaris S.A.	282	4,005
Tenaris S.A. ADR	134	3,802

		7,807

Total Luxembourg – 1.0%		$7,807
Netherlands

Consumer Staples – 2.1%
Koninklijke Ahold Delhaize N.V.	902	16,858

Energy – 0.7%
Royal Dutch Petroleum Co., New York Shares	96	5,790

Financials – 1.4%
ING Groep N.V., Certicaaten Van Aandelen	626	11,548

Total Netherlands – 4.2%		$34,196
Norway

Financials – 1.5%
DNB ASA	616	12,419

Total Norway – 1.5%		$12,419
South Korea

Information Technology – 1.2%
Samsung Electronics Co. Ltd.	4	9,559

Total South Korea – 1.2%		$9,559
Spain

Industrials – 0.5%
ACS Actividades de Construccion y Servicios S.A.	113	4,180

Total Spain – 0.5%		$4,180
Sweden

Financials – 1.5%
Swedbank AB	439	12,144

Total Sweden – 1.5%		$12,144
Switzerland

Consumer Staples – 1.8%
Nestle S.A., Registered Shares	174	14,530

Financials – 1.5%
UBS Group AG	683	11,670

Health Care – 1.1%
Roche Holdings AG, Genusscheine	34	8,781

Industrials – 3.2%
Adecco S.A.	154	12,006
Ferguson plc	207	13,600

		25,606

Total Switzerland – 7.6%		$60,587
United Kingdom

Consumer Discretionary – 1.5%
Kingfisher plc	1,287	5,147

Whitbread plc	141	7,125

		12,272

Consumer Staples – 4.6%
British American Tobacco plc	156	9,789
Imperial Tobacco Group plc	236	10,058
Reckitt Benckiser Group plc	98	8,974
Unilever plc	148	8,539

		37,360

Energy – 1.6%
Royal Dutch Shell plc, Class A	413	12,493

Financials – 2.5%
Prudential plc	395	9,468
Standard Chartered plc	1,009	10,000

		19,468

Health Care – 0.6%
Shire plc	97	4,899

Industrials – 2.3%
Babcock International Group plc	785	8,706
BAE Systems plc	1,111	9,404

		18,110

Materials – 1.9%
Rio Tinto plc	261	12,128
Rio Tinto plc ADR	79	3,728

		15,856

Total United Kingdom – 15.0%		$120,458

TOTAL COMMON STOCKS – 95.5%		$771,313
(Cost: $689,334)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.5%
Essilor International S.A.
1.240%, 11–14–17	$4,352	4,346
Mondelez International, Inc.
1.382%, 10–2–17	8,163	8,162

		12,508

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.450%, 10–4–17 (C)	4,477	4,477

Notes – 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
1.120%, 10–7–17 (C)	7,000	6,991

TOTAL SHORT-TERM SECURITIES – 3.0%		$23,976
(Cost: $23,976)

TOTAL INVESTMENT SECURITIES – 98.5%		$795,289
(Cost: $713,310)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		11,748

NET ASSETS – 100.0%		$807,037

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	15,662	Australian Dollar	19,740	10–5–17	Deutsche Bank AG	$—	$179
U.S. Dollar	40,189	Japanese Yen	4,526,431	10–5–17	Deutsche Bank AG	41	—
						$41	$179

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$771,313	$—	$—
Short-Term Securities	—	23,976	—
Total	$771,313	$23,976	$—
Forward Foreign Currency Contracts	$—	$41	$—
Liabilities
Forward Foreign Currency Contracts	$—	$179	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$713,310

Gross unrealized appreciation	94,126
Gross unrealized depreciation	(12,147)

Net unrealized appreciation	$81,979

SCHEDULE OF INVESTMENTS Global Growth (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 0.8%
Seven Generations Energy Ltd., Class A (A)	214	$3,389

Total Canada – 0.8%		$3,389
China

Financials – 2.3%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,296	9,942

Information Technology – 5.6%
Alibaba Group Holding Ltd. ADR (A)	87	15,107
Tencent Holdings Ltd.	207	8,892

		23,999

Total China – 7.9%		$33,941
France

Consumer Staples – 1.2%
Pernod Ricard S.A.	38	5,296

Energy – 1.5%
Total S.A. ADR	126	6,738

Financials – 1.2%
Axa S.A.	177	5,363

Industrials – 4.1%
Airbus SE	186	17,710

Total France – 8.0%		$35,107
Germany

Consumer Discretionary – 2.9%
Bayerische Motoren Werke AG	69	6,963
ProSiebenSat. 1 Media SE	166	5,666

		12,629

Health Care – 1.7%
Fresenius SE & Co. KGaA	90	7,235

Industrials – 2.4%
Siemens AG	74	10,374

Total Germany – 7.0%		$30,238
India

Financials – 1.6%
HDFC Bank Ltd.	133	3,690
Housing Development Finance Corp. Ltd.	121	3,233

		6,923

Total India – 1.6%		$6,923
Japan

Consumer Discretionary – 5.0%
Fuji Heavy Industries Ltd.	197	7,115
Isuzu Motors Ltd.	563	7,456
Start Today Co. Ltd.	222	7,043

		21,614

Industrials – 2.8%
Dakin Industries Ltd.	61	6,218
Recruit Holdings Co. Ltd.	282	6,114

		12,332

Total Japan – 7.8%		$33,946
Macau

Consumer Discretionary – 1.3%
Galaxy Entertainment Group	801	5,640

Total Macau – 1.3%		$5,640
Mexico

Consumer Staples – 0.9%
Wal-Mart de Mexico S.A.B. de C.V.	1,732	3,965

Total Mexico – 0.9%		$3,965
Netherlands

Industrials – 3.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	368	15,212

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	7	1,243

Total Netherlands – 3.8%		$16,455
Spain

Consumer Discretionary – 0.9%
Mediaset Espana Comunicacion S.A.	323	3,652

Total Spain – 0.9%		$3,652

Switzerland

Industrials – 2.7%
Adecco S.A.	147	11,482

Total Switzerland – 2.7%		$11,482
United Kingdom

Consumer Discretionary – 1.0%
Compass Group plc	203	4,313

Consumer Staples – 1.2%
British American Tobacco plc	82	5,142

Financials – 2.6%
Prudential plc	475	11,381

Total United Kingdom – 4.8%		$20,836
United States

Consumer Discretionary – 8.7%
Amazon.com, Inc. (A)	13	12,781
Home Depot, Inc. (The)	77	12,552
Lowe’s Co., Inc.	57	4,562
Marriott International, Inc., Class A	72	7,914

		37,809

Consumer Staples – 2.2%
Kraft Foods Group, Inc.	68	5,239
Philip Morris International, Inc.	38	4,190

		9,429

Energy – 3.9%
EOG Resources, Inc.	58	5,618
Halliburton Co.	127	5,836
Schlumberger Ltd.	79	5,497

		16,951

Financials – 3.9%
CME Group, Inc.	43	5,870
Goldman Sachs Group, Inc. (The)	22	5,227
MetLife, Inc. (A)	102	5,366

		16,463

Health Care – 11.8%
Alexion Pharmaceuticals, Inc. (A)	63	8,831
Allergan plc	27	5,571
Celgene Corp. (A)	79	11,558
HCA Holdings, Inc. (A)	108	8,567
Incyte Corp. (A)	23	2,681
Jazz Pharmaceuticals plc (A)	44	6,379
Thermo Fisher Scientific, Inc.	41	7,797

		51,384

Information Technology – 20.4%
Adobe Systems, Inc. (A)	72	10,763
Alphabet, Inc., Class C (A)	5	4,519
Arista Networks, Inc. (A)	15	2,850
Broadcom Corp., Class A	36	8,697
Facebook, Inc., Class A (A)	77	13,217
MasterCard, Inc., Class A	138	19,470
Microsoft Corp.	206	15,362
Visa, Inc., Class A	132	13,917

		88,795

Total United States – 50.9%		$220,831

TOTAL COMMON STOCKS – 98.4%		$426,405
(Cost: $359,112)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.4%
Clorox Co. (The)
1.150%, 10–2–17	$1,683	1,683
Mondelez International, Inc.
1.382%, 10–2–17	4,437	4,436

		6,119

Master Note – 0.9%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps) 1.450%, 10–4–17 (C)	3,874	3,874

Municipal Obligations – 0.7%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps) 0.980%, 10–1–17 (C)	2,850	2,850

TOTAL SHORT-TERM SECURITIES – 3.0%		$12,843
(Cost: $12,844)

TOTAL INVESTMENT SECURITIES – 101.4%		$439,248
(Cost: $371,956)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(6,060)

NET ASSETS – 100.0%		$433,188

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at September 30, 2017.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$426,405	$—	$—
Short-Term Securities	—	12,843	—
Total	$426,405	$12,843	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$371,956

Gross unrealized appreciation	75,072
Gross unrealized depreciation	(7,780)

Net unrealized appreciation	$67,292

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$974	974
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–10–18 (A)	1,900	1,899
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–9–21 (A)	1,000	1,013

TOTAL ASSET-BACKED SECURITIES – 0.8%		$3,886
(Cost: $3,882)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc.,
8.000%, 10–1–19	$2,000	2,221
Lear Corp.,
5.375%, 3–15–24	757	807

		3,028

Automobile Manufacturers – 1.3%
BMW U.S. Capital LLC,
2.150%, 4–6–20 (A)	2,000	2,010
Toyota Motor Credit Corp.,
2.000%, 10–24–18	4,000	4,019

		6,029

Broadcasting – 1.1%
CBS Corp. (GTD by CBS Operations, Inc.),
2.500%, 2–15–23	4,200	4,136
Discovery Communications LLC,
2.200%, 9–20–19	1,000	1,003

		5,139

Cable & Satellite – 1.1%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 1.625%, 1–15–22	750	731
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 4.450%, 4–1–24	1,190	1,265
Time Warner Co., Inc. (GTD by Time Warner, Inc.), 7.250%, 10–15–17	3,337	3,343

		5,339

General Merchandise Stores – 0.9%
Family Dollar Stores, Inc., 5.000%, 2–1–21	4,000	4,290

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc., 1.200%, 11–29–17	2,000	2,000

Total Consumer Discretionary – 5.4%		25,825
Consumer Staples

Brewers – 1.8%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 2.625%, 1–17–23	5,000	5,026
Molson Coors Brewing Co.:
1.900%, 3–15–19 (A)	3,000	2,996
2.250%, 3–15–20 (A)	750	749

		8,771

Distillers & Vintners – 1.0%
Constellation Brands, Inc.:
3.875%, 11–15–19	3,950	4,098
2.700%, 5–9–22	600	602

		4,700

Drug Retail – 0.4%
CVS Health Corp., 2.250%, 12–5–18	2,000	2,009

Food Distributors – 0.5%
Bestfoods, 7.000%, 10–15–17	2,500	2,505

Food Retail – 0.5%
Kroger Co. (The):
6.800%, 12–15–18	1,245	1,316
1.500%, 9–30–19	750	741

		2,057

Packaged Foods & Meats – 1.0%
Smithfield Foods, Inc., 2.700%, 1–31–20 (A)	4,800	4,814

Total Consumer Staples – 5.2%		24,856

Energy

Integrated Oil & Gas – 0.3%
Statoil ASA (GTD by Statoil Petroleum AS), 1.950%, 11–8–18	1,500	1,504

Oil & Gas Equipment & Services – 0.4%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	1,850	1,957

Oil & Gas Exploration & Production – 2.4%
Aker BP ASA, 6.000%, 7–1–22 (A)	1,000	1,040
BP Capital Markets plc (GTD by BP plc), 1.674%, 2–13–18	3,750	3,753
EQT Corp.:
8.125%, 6–1–19	2,650	2,908
2.500%, 10–1–20	3,000	3,010
Exxon Mobil Corp., 2.397%, 3–6–22	1,000	1,008

		11,719

Oil & Gas Refining & Marketing – 0.6%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc), 2.000%, 11–15–18	2,625	2,636

Oil & Gas Storage & Transportation – 2.6%
Enbridge, Inc., 2.900%, 7–15–22	2,000	2,011
Energy Transfer Partners L.P., 6.700%, 7–1–18	2,393	2,476
Kinder Morgan Energy Partners L.P.:
3.500%, 3–1–21	1,000	1,024
3.450%, 2–15–23	1,646	1,664
Plains All American Pipeline L.P. and PAA Finance Corp.:
8.750%, 5–1–19	995	1,088
3.850%, 10–15–23	1,800	1,806
Spectra Energy Partners L.P., 2.950%, 9–25–18	1,475	1,490
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	800	844

		12,403

Total Energy – 6.3%		30,219
Financials

Asset Management & Custody Banks – 0.4%
Ares Capital Corp., 3.875%, 1–15–20	2,055	2,107

Consumer Finance – 6.6%
Ally Financial, Inc., 4.125%, 3–30–20	1,240	1,277
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,059
2.125%, 10–10–18	3,000	3,018
Capital One Bank USA N.A., 2.300%, 6–5–19	2,950	2,958
Capital One N.A., 2.400%, 9–5–19	2,125	2,134
Discover Bank, 3.100%, 6–4–20	2,500	2,558
Discover Financial Services, 3.950%, 11–6–24	2,000	2,047
Ford Motor Credit Co. LLC:
5.000%, 5–15–18	1,126	1,148
2.681%, 1–9–20	1,000	1,009
3.810%, 1–9–24	3,000	3,058
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	3,000	3,013
3.200%, 7–6–21	1,000	1,017
3.700%, 5–9–23	2,450	2,496
Hyundai Capital America, 2.875%, 8–9–18 (A)	1,000	1,005
Synchrony Financial, 2.600%, 1–15–19	1,995	2,008
Synchrony Financial (3-Month U.S. LIBOR plus 140 bps), 2.711%, 11–9–17 (B)	2,114	2,116

		31,921

Diversified Banks – 7.8%
ABN AMRO Bank N.V., 2.100%, 1–18–19 (A)	2,000	2,006
Bank of America Corp.:
2.625%, 4–19–21	1,000	1,008
3.124%, 1–20–23	3,000	3,046
4.100%, 7–24–23	1,666	1,773

Bank of New York Mellon Corp. (The), 2.300%, 9–11–19	2,550	2,569
BB&T Corp., 2.050%, 5–10–21	1,150	1,145
Bear Stearns Co., Inc. (The), 6.400%, 10–2–17	2,000	2,000
Branch Banking and Trust Co., 1.450%, 5–10–19	2,000	1,988
KeyBank N.A., 2.300%, 9–14–22	3,000	2,972
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2–22–22	500	507
Mizuho Financial Group, Inc., 2.273%, 9–13–21	2,100	2,068
Northern Trust Corp., 2.375%, 8–2–22	4,719	4,745
Northgroup Preferred Capital Corp., 6.378%, 10–15–65 (A)	3,000	3,007
Royal Bank of Canada, 2.350%, 10–30–20	5,000	5,036
Wachovia Corp., 5.750%, 2–1–18	1,500	1,521
Wells Fargo & Co.:
3.069%, 1–24–23	1,500	1,525
3.000%, 2–19–25	995	988

		37,904

Investment Banking & Brokerage – 3.0%
Daiwa Securities Group, Inc., 3.129%, 4–19–22 (A)	3,000	3,033
Goldman Sachs Group, Inc. (The):
2.600%, 12–27–20	4,000	4,030
2.350%, 11–15–21	1,000	992
3.000%, 4–26–22	1,000	1,011
4.000%, 3–3–24	800	844
Morgan Stanley:
5.750%, 1–25–21	1,000	1,104
2.500%, 4–21–21	1,000	1,003
2.750%, 5–19–22	2,000	2,008
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 3.000%, 5–31–23 (B)	300	303

		14,328

Life & Health Insurance – 1.5%
Athene Global Funding:
2.875%, 10–23–18 (A)	2,550	2,574
2.750%, 4–20–20 (A)	1,000	1,008
New York Life Global Funding, 1.550%, 11–2–18 (A)	1,500	1,498
Principal Life Global Funding II, 2.625%, 11–19–20 (A)	2,000	2,019

		7,099

Other Diversified Financial Services – 2.9%
Citigroup, Inc.:
2.650%, 10–26–20	1,000	1,010
2.700%, 3–30–21	1,000	1,011
2.750%, 4–25–22	2,000	2,005
Fidelity National Information Services, Inc., 2.850%, 10–15–18	1,100	1,113
JPMorgan Chase & Co.:
4.250%, 10–15–20	1,000	1,060
2.972%, 1–15–23	3,500	3,553
3.000%, 2–27–30 (C)	850	816
USAA Capital Corp., 2.450%, 8–1–20 (A)	3,245	3,270

		13,838

Property & Casualty Insurance – 1.4%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.300%, 11–3–20	2,543	2,561
Berkshire Hathaway, Inc.:
2.100%, 8–14–19	3,000	3,029
2.750%, 3–15–23	1,000	1,015

		6,605

Regional Banks – 1.0%
PNC Bank N.A.:
2.400%, 10–18–19	870	877
2.550%, 12–9–21	1,000	1,008
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.), 6.700%, 6–10–19	1,447	1,561
Sumitomo Mitsui Trust Bank Ltd., 2.050%, 3–6–19 (A)	1,500	1,501

		4,947

Specialized Finance – 1.4%
ADOP Co., 6.625%, 10–1–17 (A)	1,000	1,000
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 3.480%, 6–1–19 (A)	1,875	1,911
International Lease Finance Corp., 6.250%, 5–15–19	3,500	3,720

		6,631

Total Financials – 26.0%		125,380
Health Care

Biotechnology – 1.0%
Amgen, Inc., 2.200%, 5–11–20	4,940	4,955

Health Care Services – 0.2%
Cardinal Health, Inc., 1.948%, 6–14–19	1,000	1,001

Health Care Supplies – 1.3%
Abbott Laboratories, 2.350%, 11–22–19	1,150	1,159
C.R. Bard, Inc., 1.375%, 1–15–18	500	500
Catholic Health Initiatives, 2.600%, 8–1–18	3,575	3,600
Stryker Corp., 2.625%, 3–15–21	1,000	1,012

		6,271

Managed Health Care – 0.5%
Aetna, Inc., 1.500%, 11–15–17	2,475	2,475

Pharmaceuticals – 0.7%
AbbVie, Inc., 2.500%, 5–14–20	3,000	3,035

Total Health Care – 3.7%		17,737
Industrials

Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	2,470	2,641
3.850%, 12–15–25 (A)	1,500	1,555
Exelis, Inc., 5.550%, 10–1–21	460	509
Northrop Grumman Corp., 3.250%, 8–1–23	680	701

		5,406

Air Freight & Logistics – 0.5%
FedEx Corp., 8.000%, 1–15–19	2,252	2,426

Airlines – 1.5%
Aviation Capital Group Corp.:
2.875%, 9–17–18 (A)	2,500	2,521
2.875%, 1–20–22 (A)	1,000	1,000
Southwest Airlines Co., 2.650%, 11–5–20	3,465	3,511

		7,032

Environmental & Facilities Services – 1.5%
Republic Services, Inc., 3.800%, 5–15–18	4,000	4,050
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3–15–18	2,540	2,590
7.100%, 8–1–26	550	714

		7,354

Industrial Conglomerates – 0.5%
General Electric Capital Corp., 5.012%, 1–1–24	2,128	2,227

Railroads – 0.6%
Burlington Northern Santa Fe Corp., 5.750%, 3–15–18	2,750	2,802

Total Industrials – 5.7%		27,247
Information Technology

Communications Equipment – 1.8%
Cisco Systems, Inc., 2.200%, 2–28–21	2,000	2,010
Harris Corp., 1.999%, 4–27–18	3,777	3,784
L-3 Communications Corp.:
3.950%, 5–28–24	2,000	2,088
3.850%, 12–15–26	750	778

		8,660

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corp., 6.375%, 4–1–20 (A)	1,000	1,012
Total System Services, Inc., 2.375%, 6–1–18	4,000	4,014
Visa, Inc., 2.800%, 12–14–22	5,000	5,116

		10,142

Electronic Manufacturing Services – 0.3%
Jabil Circuit, Inc., 8.250%, 3–15–18	1,420	1,455

Home Entertainment Software – 0.6%
Activision Blizzard, Inc., 2.300%, 9–15–21	3,000	2,982

Semiconductors – 3.3%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 2.375%, 1–15–20 (A)	4,500	4,524
Intel Corp.:
1.850%, 5–11–20	3,000	3,006
2.450%, 7–29–20	1,000	1,019
2.875%, 5–11–24	2,750	2,783
QUALCOMM, Inc.:
2.100%, 5–20–20	575	579
2.900%, 5–20–24	2,000	2,007
3.250%, 5–20–27	1,770	1,785

		15,703

Systems Software – 1.2%
CA, Inc., 5.375%, 12–1–19	1,500	1,595
Microsoft Corp.:
2.000%, 11–3–20	2,000	2,011
2.875%, 2–6–24	2,250	2,302

		5,908

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.:
1.550%, 2–7–20	2,500	2,487
2.500%, 2–9–22	1,500	1,520

		4,007

Total Information Technology – 10.1%		48,857

Materials

Diversified Chemicals – 0.2%
Dow Chemical Co. (The),
4.250%, 11–15–20	724	764

Diversified Metals & Mining – 0.4%
Glencore Finance Canada Ltd.:
2.700%, 10–25–17 (A)	2,026	2,027

		2,027

Specialty Chemicals – 0.3%
Methanex Corp.,
3.250%, 12–15–19	1,500	1,514

Total Materials – 0.9%		4,305
Real Estate

Specialized REITs – 0.3%
Crown Castle International Corp.:
2.250%, 9–1–21	500	493
4.875%, 4–15–22	1,000	1,088

		1,581

Total Real Estate – 0.3%		1,581
Telecommunication Services

Integrated Telecommunication Services – 1.0%
AT&T, Inc.:
5.875%, 10–1–19	2,592	2,785
3.400%, 8–14–24	2,000	2,002

		4,787

Wireless Telecommunication Service – 1.6%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,561
5.900%, 11–1–21	800	898
2.250%, 1–15–22	2,165	2,129
3.375%, 10–15–26	1,000	988
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	1,000	1,019

		7,595

Total Telecommunication Services – 2.6%		12,382
Utilities

Electric Utilities – 3.3%
CenterPoint Energy, Inc.,
2.500%, 9–1–22	3,000	2,997
Edison International,
2.125%, 4–15–20	1,000	1,000
Emera U.S. Finance L.P. (GTD by Emera U.S.Holdings, Inc.),
2.150%, 6–15–19	1,000	1,000
Entergy Mississippi, Inc.,
2.850%, 6–1–28	1,050	1,013
Entergy Texas, Inc.,
2.550%, 6–1–21	1,275	1,265
MidAmerican Energy Co.:
2.400%, 3–15–19	3,000	3,030
3.700%, 9–15–23	1,545	1,631
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2–8–19	1,000	998
2.400%, 4–25–22	2,000	2,012
Virginia Electric and Power Co., Series C,
2.750%, 3–15–23	1,000	1,011

		15,957

Multi-Utilities – 0.6%
Dominion Resources, Inc.,
6.400%, 6–15–18	3,000	3,095

Total Utilities – 3.9%		19,052

TOTAL CORPORATE DEBT SECURITIES – 70.1%		$337,441
(Cost: $335,938)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 1.1%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9–15–27 (A)	640	679
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B (1-Month U.S. LIBOR plus 215 bps),
3.377%, 7–15–30 (A)(B)	870	855
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2 (Mortgage spread to 2-year U.S. Treasury index),
6.520%, 10–15–41 (A)(D)	3,500	3,706

		5,240

TOTAL MORTGAGE-BACKED SECURITIES – 1.1%		$5,240
(Cost: $5,329)

MUNICIPAL BONDS – TAXABLE
California – 1.3%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	$980	1,024
CA Various Purp GO Bonds,
7.700%, 11–1–30	3,355	3,896
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	1,500	1,502

		6,422

Florida – 0.3%
FL Dept of Mgmt Svc, Cert of Part, Ser 2009C,
5.586%, 8–1–20	1,440	1,537

New York – 0.3%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	1,750	1,682

Texas – 0.3%
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D, 6.349%, 2–15–41	1,150	1,252

TOTAL MUNICIPAL BONDS – TAXABLE – 2.2%		$10,893
(Cost: $11,033)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.3%
Federal Home Loan Bank:
2.500%, 4–27–26	2,000	1,946
1.750%, 7–21–31	1,640	1,621
1.700%, 7–25–31	1,500	1,472
2.000%, 11–25–31	200	194
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	1,000	1,157

		6,390

Mortgage-Backed Obligations – 9.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
2.699%, 5–25–18	1,022	1,025
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps),
5.045%, 7–25–44 (A)(B)	1,100	1,116
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.781%, 11–25–49 (A)(B)	2,120	2,245
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
4.482%, 6–25–21 (A)(B)	593	599
5.237%, 9–25–22 (A)(B)	568	580
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index),
4.301%, 9–25–44 (A)(B)	2,000	2,034
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.883%, 2–25–45 (A)(B)	1,906	1,939
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.685%, 4–25–20 (A)(B)	880	942
4.493%, 1–25–46 (A)(B)	1,000	1,053
4.120%, 2–25–46 (A)(B)	70	73
4.573%, 12–25–48 (A)(B)	3,625	3,811
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.668%, 2–25–22 (A)(B)	1,000	1,009
5.116%, 8–25–44 (A)(B)	1,000	1,075
4.490%, 12–25–44 (A)(B)	3,047	3,234
4.005%, 5–25–45 (A)(B)	600	622
3.617%, 8–25–46 (A)(B)	2,250	2,292
4.752%, 11–25–46 (A)(B)	1,557	1,666
3.681%, 11–25–47 (A)(B)	365	367
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index),
4.271%, 7–25–48 (A)(B)	1,275	1,275
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
1.750%, 4–27–20	2,000	2,000
3.000%, 9–1–28	2,917	2,992
4.500%, 8–1–30	829	892
2.500%, 5–15–44	789	791
Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11–1–18	1,676	1,694
2.000%, 6–25–39	2,611	2,610

Federal National Mortgage Association Fixed Rate Pass-Through Certificates: 2.210%, 10–1–19	2,269	2,268
4.646%, 7–1–20	1,548	1,618
3.680%, 2–1–21	961	979
4.381%, 6–1–21	1,756	1,876
2.000%, 10–25–41	1,962	1,926
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3–16–42	1,178	1,166

		47,769

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 11.2%		$54,159
(Cost: $54,595)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.4%
U.S. Treasury Notes: 0.750%, 10–31–17	5,000	4,999
2.750%, 2–28–18	9,000	9,057
1.750%, 10–31–20	8,000	8,023
2.000%, 12–31–21	8,000	8,047
1.875%, 2–28–22	15,000	14,999

		45,125

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.4%		$45,125
(Cost: $45,035)

SHORT-TERM SECURITIES
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (D)	1,885	1,885

Notes – 1.6%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.120%, 10–7–17 (D)	7,875	7,875

		7,875

United States Government Agency Obligations – 3.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.120%, 10–7–17 (D)	3,233	3,233
1.130%, 10–7–17 (D)	11,400	11,400

		14,633

TOTAL SHORT-TERM SECURITIES – 5.0%		$24,393
(Cost: $24,393)

TOTAL INVESTMENT SECURITIES – 99.8%		$481,137
(Cost: $480,205)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		840

NET ASSETS – 100.0%		$481,977

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $86,918 or 18.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$3,886	$—
Corporate Debt Securities	—	337,441	—
Mortgage-Backed Securities	—	5,240	—
Municipal Bonds	—	10,893	—
United States Government Agency Obligations	—	54,159	—
United States Government Obligations	—	45,125	—
Short-Term Securities	—	24,393	—
Total	$—	$481,137	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$480,205

Gross unrealized appreciation	2,206
Gross unrealized depreciation	(1,274)

Net unrealized appreciation	$932

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.8%
Motorcar Parts of America, Inc. (A)	68	$1,997

Home Improvement Retail – 2.1%
Tile Shop Holdings, Inc.	117	1,482

Leisure Products – 2.7%
Nautilus Group, Inc. (The) (A)	118	1,986

Specialty Stores – 1.4%
Sportsman’s Warehouse Holdings, Inc. (A)	222	1,001

Total Consumer Discretionary – 9.0%		6,466
Consumer Staples

Distillers & Vintners – 1.7%
MGP Ingredients, Inc.	21	1,255

Packaged Foods & Meats – 0.4%
Inventure Foods, Inc. (A)	65	304

Total Consumer Staples – 2.1%		1,559
Energy

Oil & Gas Equipment & Services – 3.6%
Natural Gas Services Group, Inc. (A)	29	809
NCS Multistage Holdings, Inc. (A)	32	762
Ranger Energy Services, Inc. (A)	67	990

		2,561

Oil & Gas Exploration & Production – 2.6%
Earthstone Energy, Inc. (A)	41	450
Ring Energy, Inc. (A)	101	1,456

		1,906

Total Energy – 6.2%		4,467
Financials

Regional Banks – 1.1%
State Bank Financial Corp.	28	788

Total Financials – 1.1%		788
Health Care

Biotechnology – 1.2%
Natera, Inc. (A)	65	842

Health Care Distributors – 2.2%
PetIQ, Inc. (A)	60	1,611

Health Care Equipment – 13.3%
AxoGen, Inc. (A)	97	1,874
Entellus Medical, Inc. (A)	89	1,643
K2M Group Holdings, Inc. (A)	98	2,077
Obalon Therapeutics, Inc. (A)	69	659
Oxford Immunotec Global plc (A)	67	1,132
Tactile Systems Technology, Inc. (A)	71	2,197

		9,582

Health Care Services – 1.3%
Teladoc, Inc. (A)	29	975

Health Care Technology – 5.0%
Evolent Health, Inc., Class A (A)	77	1,367
Omnicell, Inc. (A)	21	1,082
Tabula Rasa HealthCare, Inc. (A)	42	1,131

		3,580

Pharmaceuticals – 6.8%
Aerie Pharmaceuticals, Inc. (A)	63	3,076
Intersect ENT, Inc. (A)	42	1,318
Revance Therapeutics, Inc. (A)	20	543

		4,937

Total Health Care – 29.8%		21,527

Industrials

Aerospace & Defense – 3.0%
Mercury Computer Systems, Inc. (A)	42	2,195

Building Products – 3.6%
American Woodmark Corp. (A)	13	1,222
PGT Innovations, Inc. (A)	91	1,359

		2,581

Construction & Engineering – 3.1%
MYR Group, Inc. (A)	76	2,209

Industrial Machinery – 2.6%
Kornit Digital Ltd. (A)	122	1,871

Total Industrials – 12.3%		8,856
Information Technology

Application Software – 3.9%
8x8, Inc. (A)	209	2,824

Communications Equipment – 1.9%
Oclaro, Inc. (A)	155	1,338

Internet Software & Services – 15.4%
Cornerstone OnDemand, Inc. (A)	47	1,921
Five9, Inc. (A)	55	1,310
GTT Communications, Inc. (A)	52	1,642
Mimecast Ltd. (A)	98	2,779
Q2 Holdings, Inc. (A)	49	2,037
SPS Commerce, Inc. (A)	25	1,440

		11,129

Semiconductor Equipment – 4.4%
Aehr Test Systems (A)	122	501
Ichor Holdings Ltd. (A)	39	1,045
PDF Solutions, Inc. (A)	107	1,664

		3,210

Semiconductors – 2.1%
NVE Corp.	19	1,492

Systems Software – 0.5%
Rapid7, Inc. (A)	21	373

Total Information Technology – 28.2%		20,366
Real Estate

Health Care REITs – 2.7%
Community Healthcare Trust, Inc.	72	1,932

Total Real Estate – 2.7%		1,932

TOTAL COMMON STOCKS – 91.4%		$65,961
(Cost: $49,777)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 6.4%
Kroger Co. (The),
1.300%, 10–2–17	$4,608	4,607

Master Note – 2.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (C)	1,567	1,567

TOTAL SHORT-TERM SECURITIES – 8.6%		$6,174
(Cost: $6,175)

TOTAL INVESTMENT SECURITIES – 100.0%		$72,135
(Cost: $55,952)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(18)

NET ASSETS – 100.0%		$72,117

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$65,961	$—	$—
Short-Term Securities	—	6,174	—
Total	$65,961	$6,174	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$55,952

Gross unrealized appreciation	18,168
Gross unrealized depreciation	(1,985)

Net unrealized appreciation	$16,183

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.3%
Burberry Group plc (A)	390	$9,207
lululemon athletica, Inc. (B)	194	12,106
Under Armour, Inc., Class C (B)	99	1,493

		22,806

Auto Parts & Equipment – 2.4%
BorgWarner, Inc.	327	16,756

Homefurnishing Retail – 1.3%
Williams-Sonoma, Inc.	187	9,317

Hotels, Resorts & Cruise Lines – 1.3%
Norwegian Cruise Line Holdings Ltd. (B)	170	9,200

Internet & Direct Marketing Retail – 0.4%
Duluth Holdings, Inc., Class B (B)	131	2,651

Leisure Products – 2.6%
Polaris Industries, Inc.	176	18,451

Restaurants – 2.8%
Chipotle Mexican Grill, Inc., Class A (B)	20	6,256
Dunkin’ Brands Group, Inc.	247	13,136

		19,392

Specialty Stores – 4.6%
Tiffany & Co.	170	15,626
Tractor Supply Co.	258	16,301

		31,927

Total Consumer Discretionary – 18.7%		130,500
Consumer Staples

Food Retail – 1.0%
Sprouts Farmers Market, Inc. (B)	366	6,876

Packaged Foods & Meats – 4.3%
Blue Buffalo Pet Products, Inc. (B)	309	8,766
Hain Celestial Group, Inc. (The) (B)	225	9,261
Hershey Foods Corp.	39	4,285
Lance, Inc.	206	7,839

		30,151

Total Consumer Staples – 5.3%		37,027
Energy

Oil & Gas Exploration & Production – 2.2%
Cabot Oil & Gas Corp.	282	7,531
Cimarex Energy Co.	69	7,862

		15,393

Total Energy – 2.2%		15,393
Financials

Asset Management & Custody Banks – 0.8%
Oaktree Capital Group LLC	122	5,723

Diversified Banks – 1.2%
Northern Trust Corp.	93	8,509

Financial Exchanges & Data – 3.4%
CME Group, Inc.	130	17,683
MarketAxess Holdings, Inc.	33	6,043

		23,726

Regional Banks – 3.1%
First Republic Bank	132	13,774
Signature Bank (B)	60	7,671

		21,445

Total Financials – 8.5%		59,403
Health Care

Biotechnology – 3.1%
ACADIA Pharmaceuticals, Inc. (B)	297	11,202
BioMarin Pharmaceutical, Inc. (B)	116	10,792

		21,994

Health Care Equipment – 6.4%
Abiomed, Inc. (B)	22	3,671
Edwards Lifesciences Corp. (B)	136	14,918
Intuitive Surgical, Inc. (B)	25	25,819

		44,408

Health Care Services – 1.5%
Laboratory Corp. of America Holdings (B)	68	10,240

Health Care Supplies – 1.5%
Align Technology, Inc. (B)	57	10,646

Pharmaceuticals – 4.8%
Jazz Pharmaceuticals plc (B)	47	6,852
Pacira Pharmaceuticals, Inc. (B)	98	3,696
Zoetis, Inc.	363	23,130

		33,678

Total Health Care – 17.3%		120,966

Industrials

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	240	14,363

Building Products – 4.0%
A. O. Smith Corp.	163	9,713
Allegion plc	96	8,308
Fortune Brands Home & Security, Inc.	152	10,245

		28,266

Construction Machinery & Heavy Trucks – 2.3%
WABCO Holdings, Inc. (B)	56	8,267
Westinghouse Air Brake Technologies Corp.	102	7,718

		15,985

Industrial Machinery – 1.8%
IDEX Corp.	105	12,782

Railroads – 0.3%
Kansas City Southern	16	1,756

Research & Consulting Services – 1.3%
TransUnion (B)	198	9,343

Trading Companies & Distributors – 3.3%
Fastenal Co.	500	22,799

Total Industrials – 15.1%		105,294
Information Technology

Application Software – 2.7%
Ellie Mae, Inc. (B)	62	5,108
Guidewire Software, Inc. (B)	119	9,289
Tyler Technologies, Inc. (B)	28	4,855

		19,252

Communications Equipment – 2.6%
Arista Networks, Inc. (B)	42	8,031
Harris Corp.	79	10,461

		18,492

Data Processing & Outsourced Services – 1.1%
Square, Inc., Class A (B)	273	7,875

Electronic Components – 1.4%
Maxim Integrated Products, Inc.	202	9,625

Electronic Manufacturing Services – 2.3%
Trimble Navigation Ltd. (B)	406	15,919

Home Entertainment Software – 2.9%
Electronic Arts, Inc. (B)	170	20,099

Internet Software & Services – 8.5%
CoStar Group, Inc. (B)	75	20,008
GrubHub, Inc. (B)	301	15,843
MercadoLibre, Inc.	58	14,964
Pandora Media, Inc. (B)	1,068	8,225

		59,040

Semiconductors – 2.0%
Microchip Technology, Inc.	156	14,037

Systems Software – 4.4%
Red Hat, Inc. (B)	126	14,009
ServiceNow, Inc. (B)	140	16,412

		30,421

Total Information Technology – 27.9%		194,760
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	71	6,937

Specialty Chemicals – 1.1%
Axalta Coating Systems Ltd. (B)	257	7,420

Total Materials – 2.1%		14,357

TOTAL COMMON STOCKS – 97.1%		$677,700
(Cost: $539,113)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Kansas City Southern,
Call $115.00, Expires 12–15–17, OTC (Ctrpty: UBS AG)	101	10	18
Russell 2000 Index,
Put $1,450.00, Expires 11–17–17	270	27	387
SPDR S&P Midcap 400 ETF Trust,
Put $320.00, Expires 11–17–17, OTC (Ctrpty: Citibank N.A.)	2,303	230	651

TOTAL PURCHASED OPTIONS – 0.1%			$1,056
(Cost: $1,036)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.0%
DTE Electric Co., 1.281%, 10–4–17	$5,000	4,999
Kroger Co. (The), 1.300%, 10–2–17	4,890	4,890
Rockwell Automation, Inc., 1.200%, 10–5–17	4,000	3,999

		13,888

Master Note – 0.4%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (D)	2,822	2,822

Municipal Obligations – 0.6%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.960%, 10–7–17 (D)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 3.0%		$20,710
(Cost: $20,711)

TOTAL INVESTMENT SECURITIES – 100.2%		$699,466
(Cost: $560,860)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,522)

NET ASSETS – 100.0%		$697,944

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Kansas City Southern	UBS AG	Put	101	10	December 2017	$100.00	$16	$(15)
Sprouts Farmers Market, Inc.	N/A	Put	716	72	October 2017	22.50	219	(268)
							$235	$(283)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$677,700	$—	$—
Purchased Options	387	669	—
Short-Term Securities	—	20,710	—
Total	$678,087	$21,379	$—
Liabilities
Written Options	$—	$283	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$560,860

Gross unrealized appreciation	166,844
Gross unrealized depreciation	(28,238)

Net unrealized appreciation	$138,606

SCHEDULE OF INVESTMENTS Government Money Market (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$1,843	$1,843

Total Master Note – 0.6%		1,843

TOTAL CORPORATE OBLIGATIONS – 0.6%		$1,843
(Cost: $1,843)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 17.2%
U.S. Treasury Bills: 1.048%, 10–5–17	11,000	10,999
1.000%, 10–19–17	14,000	13,993
0.920%, 10–26–17	6,000	5,996
0.990%, 11–9–17	9,100	9,090
1.120%, 1–4–18	15,000	14,955

		55,033

Treasury Notes – 11.3%
U.S. Treasury Notes (3-Month USTMMR plus 16.8 bps), 1.220%, 10–2–17 (A)	8,000	7,999
U.S. Treasury Notes (3-Month USTMMR plus 17 bps), 1.220%, 10–2–17 (A)	8,000	8,000
U.S. Treasury Notes (3-Month USTMMR plus 17.4 bps), 1.230%, 10–2–17 (A)	16,700	16,700
U.S. Treasury Notes (3-Month USTMMR plus 7 bps), 1.120%, 10–1–17 (A)	3,500	3,499

		36,198

United States Government Agency Obligations – 63.4%
Federal Home Loan Bank, 0.700%, 10–2–17	4,626	4,626
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate): 1.120%, 10–7–17 (A)	99,264	99,262
1.130%, 10–7–17 (A)	38,329	38,329
1.150%, 10–7–17 (A)	60,171	60,171

		202,388

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 91.9%		$293,619
(Cost: $293,619)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS
California – 1.7%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 0.990%, 10–7–17 (A)	3,000	3,000
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps), 0.930%, 10–7–17 (A)	2,480	2,480

		5,480

Florida – 1.0%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps), 1.000%, 10–7–17 (A)	3,115	3,115

New York – 3.9%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps), 0.990%, 10–7–17 (A)	2,800	2,800
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps), 0.990%, 10–7–17 (A)	9,600	9,600

		12,400

Rhode Island – 0.8%
RI Hsng and Mtg Fin Corp., Multi-Fam Mtg Rev Bonds (The Groves at Johnson Proj), Ser 2006 (GTD by FHLMC) (BVAL plus 14 bps), 0.960%, 10–7–17 (A)	2,700	2,700

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS – 7.4%		$23,695
(Cost: $23,695)

TOTAL INVESTMENT SECURITIES – 99.9%		$319,157
(Cost: $319,157)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		253

NET ASSETS – 100.0%		$319,410

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,843	$—
United States Government and Government Agency Obligations	—	293,619	—
United States Government and Government Agency Obligations Backed Municipal Obligations	—	23,695	—
Total	$—	$319,157	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury 3-Month Bill Money Market Yield

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$319,157

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Advantus Real Estate Securities (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 3.1%
Liberty Property Trust	20	$817
STORE Capital Corp.	22	540

		1,357

Health Care REITs – 8.8%
HCP, Inc.	28	774
Healthcare Trust of America, Inc., Class A	18	548
Physicians Realty Trust	16	275
Ventas, Inc.	15	977
Welltower, Inc.	19	1,300

		3,874

Hotel & Resort REITs – 5.2%
Apple Hospitality REIT, Inc.	21	399
Hilton Worldwide Holdings, Inc.	6	424
Host Hotels & Resorts, Inc.	35	653
RLJ Lodging Trust	15	319
Sunstone Hotel Investors, Inc.	30	480

		2,275

Industrial REITs – 9.0%
Duke Realty Corp.	42	1,213
First Industrial Realty Trust, Inc.	17	500
ProLogis, Inc.	33	2,076
Rexford Industrial Realty, Inc.	6	172

		3,961

Office REITs – 16.7%
Alexandria Real Estate Equities, Inc.	13	1,558
Boston Properties, Inc.	4	516
Brandywine Realty Trust	49	854
Corporate Office Properties Trust	12	387
Highwoods Properties, Inc.	12	646
Kilroy Realty Corp.	14	1,017
SL Green Realty Corp.	9	861
Vornado Realty Trust	19	1,499

		7,338

Residential REITs – 21.2%
American Campus Communities, Inc.	8	331
American Homes 4 Rent	29	638
Apartment Investment and Management Co., Class A	12	548
AvalonBay Communities, Inc.	7	1,206
Camden Property Trust	9	805
Equity Residential	12	799
Essex Property Trust, Inc.	5	1,309
Invitation Homes, Inc.	10	236
Mid-America Apartment Communities, Inc.	13	1,389
Sun Communities, Inc.	13	1,114
UDR, Inc.	25	951

		9,326

Retail REITs – 18.7%
Agree Realty Corp.	13	653
Brixmor Property Group, Inc.	39	731
GGP, Inc.	36	753
Kimco Realty Corp.	43	845
National Retail Properties, Inc.	14	588
Realty Income Corp.	10	583
Regency Centers Corp.	15	954
Simon Property Group, Inc.	19	3,129

		8,236

Specialized REITs – 13.6%
CubeSmart	5	127
CyrusOne, Inc.	13	736
Digital Realty Trust, Inc.	7	805
Entertainment Properties Trust	5	363
Equinix, Inc.	5	2,229
Extra Space Storage, Inc.	11	847
Public Storage, Inc.	4	899

		6,006

Total Real Estate – 96.3%		42,373

TOTAL COMMON STOCKS – 96.3%		$42,373
(Cost: $42,811)

SHORT-TERM SECURITIES	Principal
Master Note – 2.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$1,266	1,266

TOTAL SHORT-TERM SECURITIES – 2.9%		$1,266
(Cost: $1,266)

TOTAL INVESTMENT SECURITIES – 99.2%		$43,639
(Cost: $44,077)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		351

NET ASSETS – 100.0%		$43,990

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$42,373	$—	$—
Short-Term Securities	—	1,266	—
Total	$42,373	$1,266	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

REIT = Real Estate Investment Trust

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$44,077

Gross unrealized appreciation	2,018
Gross unrealized depreciation	(2,456)

Net unrealized depreciation	$(438)

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 0.8%
Tesla Motors, Inc.(A)	14	$4,741

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc.(A)	3	2,884
Netflix, Inc.(A)	47	8,542

		11,426

Total Consumer Discretionary – 2.6%		16,167
Consumer Staples

Agricultural Products – 0.0%
Arcadia Biosciences, Inc.(A)	257	110

Total Consumer Staples – 0.0%		110
Health Care

Biotechnology – 10.9%
BioMarin Pharmaceutical, Inc.(A)	61	5,687
Evogene Ltd.(A)	175	774
Gilead Sciences, Inc.	38	3,046
Ionis Pharmaceuticals, Inc.(A)	327	16,553
Kite Pharma, Inc.(A)	70	12,515
Vertex Pharmaceuticals, Inc.(A)	197	29,891

		68,466

Health Care Technology – 3.6%
Cerner Corp.(A)	313	22,330

Total Health Care – 14.5%		90,796
Industrials

Air Freight & Logistics – 1.0%
Best, Inc. ADR(A)	510	6,108

Total Industrials – 1.0%		6,108
Information Technology

Application Software – 7.8%
ACI Worldwide, Inc.(A)	918	20,910
Aspen Technology, Inc.(A)	346	21,726
Globant S.A.(A)	68	2,731
Snap, Inc., Class A(A)	238	3,461

		48,828

Data Processing & Outsourced Services – 10.7%
Alliance Data Systems Corp.	80	17,768
Euronet Worldwide, Inc.(A)	268	25,425
WNS (Holdings) Ltd. ADR(A)	648	23,649

		66,842

Electronic Components – 3.6%
Universal Display Corp.	177	22,858

Internet Software & Services – 13.8%
Alibaba Group Holding Ltd. ADR(A)	146	25,285
Alphabet, Inc., Class A(A)	14	13,827
Alphabet, Inc., Class C(A)	18	17,680
Facebook, Inc., Class A(A)	154	26,263
Pandora Media, Inc.(A)	428	3,295

		86,350

IT Consulting & Other Services – 1.2%
CSRA, Inc.	233	7,532

Semiconductor Equipment – 2.0%
ASML Holding N.V., NY Registry Shares	76	12,926

Semiconductors – 20.8%
Cypress Semiconductor Corp.	1,257	18,880
Dialog Semiconductor plc(A)(B)	67	2,954
Marvell Technology Group Ltd.	568	10,174
Microchip Technology, Inc.	77	6,940
Micron Technology, Inc.(A)	1,148	45,167
Microsemi Corp.(A)	542	27,913
Rambus, Inc.(A)	765	10,206
Semtech Corp.(A)	217	8,130

		130,364

Systems Software – 5.6%
Microsoft Corp.	470	35,003

Technology Hardware, Storage & Peripherals – 6.3%
Apple, Inc.(C)	148	22,825
Hewlett-Packard Co.	843	16,828

		39,653

Total Information Technology – 71.8%		450,356

Materials

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc.(A)		280	321

Total Materials – 0.0%			321
Real Estate

Specialized REITs – 1.5%
QTS Realty Trust, Inc., Class A		177	9,278

Total Real Estate – 1.5%			9,278
Telecommunication Services

Alternative Carriers – 1.9%
Zayo Group Holdings, Inc.(A)		340	11,703

Total Telecommunication Services – 1.9%			11,703
Utilities

Renewable Electricity – 0.9%
Atlantica Yield plc		283	5,577

Total Utilities – 0.9%			5,577

TOTAL COMMON STOCKS – 94.2%			$590,416
(Cost: $322,095)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8-20-23(D)(E)		230	—	*

TOTAL WARRANTS – 0.0%			$—	*
(Cost: $—)
PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
Apple, Inc.,
Call $167.50, Expires 10-6-17, OTC (Ctrpty: Citibank N.A.)	1,132	113	3

TOTAL PURCHASED OPTIONS – 0.0%			$3
(Cost: $205)

CORPORATE DEBT SECURITIES		Principal
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8-20-20(D)		$2,300	2,309

Total Materials – 0.4%			2,309

TOTAL CORPORATE DEBT SECURITIES – 0.4%			$2,309
(Cost: $2,300)

SHORT-TERM SECURITIES
Commercial Paper(F) – 3.8%
General Mills, Inc.,
1.510%, 10-10-17		4,000	3,998
John Deere Financial, Inc. (GTD by John Deere Capital Corp.),
1.170%, 10-2-17		6,000	6,000
Kroger Co. (The),
1.300%, 10-2-17		4,017	4,017
Mondelez International, Inc.,
1.510%, 10-10-17		5,000	4,998
Wisconsin Gas LLC,
1.200%, 10-3-17		5,000	4,999

			24,012

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17(G)		2,544	2,544

Municipal Obligations – 0.9%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
0.940%, 10-1-17(G)		5,750	5,750

TOTAL SHORT-TERM SECURITIES – 5.1%			$32,306
(Cost: $32,307)

TOTAL INVESTMENT SECURITIES – 99.7%			$625,034
(Cost: $356,907)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%			1,881

NET ASSETS – 100.0%			$626,915

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $17,446 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Restricted securities. At September 30, 2017, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$2,300	$2,300	$2,309
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	230	$—	$—	*
			$2,300	$2,309

The total value of these securities represented 0.4% of net assets at September 30, 2017.

(E)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at September 30, 2017.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	Citibank N.A.	Call	1,132	113	October 2017	$177.50	$33	$(1)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$590,416	$—		$—
Warrants	—	—	*	—
Purchased Options	—	3		—
Corporate Debt Securities	—	2,309		—
Short-Term Securities	—	32,306		—
Total	$590,416	$34,618		$—
Liabilities
Written Options	$—	$1		$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$356,907
Gross unrealized appreciation	281,617
Gross unrealized depreciation	(13,490)
Net unrealized appreciation	$268,127

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.5%
Burlington Stores, Inc.(A)	59	$5,650
Caleres, Inc.	2	68

		5,718

Auto Parts & Equipment – 1.0%
Visteon Corp.(A)	31	3,856

Distributors – 1.5%
Pool Corp.	53	5,682

General Merchandise Stores – 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(A)	80	3,722

Homebuilding – 1.6%
Installed Building Products, Inc.(A)	96	6,229

Hotels, Resorts & Cruise Lines – 1.4%
Hilton Grand Vacations, Inc.(A)	143	5,516

Leisure Facilities – 0.9%
Vail Resorts, Inc.	15	3,344

Leisure Products – 0.4%
Nautilus Group, Inc. (The)(A)	102	1,721

Restaurants – 4.1%
Dave & Buster’s Entertainment, Inc.(A)	99	5,211
Texas Roadhouse, Inc., Class A	107	5,263
Wingstop, Inc.	166	5,505

		15,979

Specialty Stores – 1.7%
Five Below, Inc.(A)	89	4,871
Party City Holdco, Inc.(A)	137	1,860

		6,731

Total Consumer Discretionary – 15.1%		58,498
Consumer Staples

Packaged Foods & Meats – 1.0%
Lance, Inc.	100	3,800

Total Consumer Staples – 1.0%		3,800
Energy

Oil & Gas Equipment & Services – 2.4%
Keane Group, Inc.(A)	165	2,746
RPC, Inc.	206	5,096
U.S. Silica Holdings, Inc.	43	1,326

		9,168

Oil & Gas Exploration & Production – 1.2%
Centennial Resource Development, Inc., Class A(A)	90	1,624
Jagged Peak Energy, Inc.(A)	77	1,048
Petroleum Development Corp.(A)	38	1,856

		4,528

Total Energy – 3.6%		13,696
Financials

Regional Banks – 5.5%
Ameris Bancorp	76	3,666
Home BancShares, Inc.	232	5,858
SVB Financial Group(A)	27	5,025
Western Alliance Bancorp.(A)	122	6,487

		21,036

Thrifts & Mortgage Finance – 0.5%
LendingTree, Inc.(A)	8	1,936

Total Financials – 6.0%		22,972
Health Care

Health Care Equipment – 7.2%
Inogen, Inc.(A)	48	4,524
iRhythm Technologies, Inc.(A)	53	2,747
K2M Group Holdings, Inc.(A)	240	5,097
Nevro Corp.(A)	58	5,246
NuVasive, Inc.(A)	58	3,240
Penumbra, Inc.(A)	58	5,263
Tactile Systems Technology, Inc.(A)	52	1,600

		27,717

Health Care Facilities – 1.9%
Acadia Healthcare Co., Inc.(A)	157	7,496

Health Care Services – 4.9%
AMN Healthcare Services, Inc.(A)	247	11,303
Envision Healthcare Holdings, Inc.(A)	75	3,385
Teladoc, Inc.(A)	129	4,263

		18,951

Life Sciences Tools & Services – 0.8%
Cambrex Corp.(A)	54	2,947

Managed Health Care – 1.6%
HealthEquity, Inc.(A)	121	6,120

Pharmaceuticals – 0.4%
Aerie Pharmaceuticals, Inc.(A)	34	1,659

Total Health Care - 16.8%		64,890
Industrials

Aerospace & Defense – 2.7%
Mercury Computer Systems, Inc.(A)	205	10,611

Agricultural & Farm Machinery – 0.7%
Toro Co. (The)	42	2,633

Air Freight & Logistics – 2.3%
XPO Logistics, Inc.(A)	132	8,950

Building Products – 0.8%
JELD-WEN Holding, Inc.(A)	82	2,915

Construction & Engineering – 1.6%
Dycom Industries, Inc.(A)	72	6,151

Diversified Support Services – 0.6%
Healthcare Services Group, Inc.	45	2,439

Industrial Machinery – 5.0%
John Bean Technologies Corp.	65	6,551
RBC Bearings, Inc.(A)	30	3,770
Timken Co. (The)	58	2,809
Woodward, Inc.	82	6,333

		19,463

Security & Alarm Services – 1.3%
Brink’s Co. (The)	60	5,042

Trading Companies & Distributors – 3.6%
Beacon Roofing Supply, Inc.(A)	152	7,778
Watsco, Inc.	38	6,084

		13,862

Trucking – 1.3%
Knight Transportation, Inc.(A)	118	4,918

Total Industrials – 19.9%		76,984
Information Technology

Application Software – 11.7%
BroadSoft, Inc.(A)	128	6,450
Ellie Mae, Inc.(A)	42	3,418
Globant S.A.(A)	86	3,432
HubSpot, Inc.(A)	81	6,803
Paycom Software, Inc.(A)	94	7,071
Tyler Technologies, Inc.(A)	30	5,298
Ultimate Software Group, Inc. (The)(A)	43	8,153
Zendesk, Inc.(A)	153	4,458

		45,083

Communications Equipment – 1.1%
Lumentum Holdings, Inc.(A)	81	4,399

Electronic Manufacturing Services – 1.0%
Fabrinet(A)	103	3,805

Internet Software & Services – 3.4%
Envestnet, Inc.(A)	15	768
Five9, Inc.(A)	201	4,810
Mimecast Ltd.(A)	35	1,000
Q2 Holdings, Inc.(A)	92	3,850
Shopify, Inc., Class A(A)	23	2,714

		13,142

IT Consulting & Other Services – 3.4%
Booz Allen Hamilton Holding Corp.	222	8,315
InterXion Holding N.V.(A)	96	4,904

		13,219

Semiconductors – 3.8%
Integrated Device Technology, Inc.(A)	96	2,542
Monolithic Power Systems, Inc.	53	5,604
Power Integrations, Inc.	91	6,644

		14,790

Systems Software – 2.7%
Proofpoint, Inc.(A)	72	6,312
Varonis Systems, Inc.(A)	94	3,934

		10,246

Technology Distributors – 0.8%
Tech Data Corp.(A)	35	3,137

Total Information Technology – 27.9%		107,821
Materials

Construction Materials – 2.0%
Summit Materials, Inc., Class A(A)	162	5,189
U.S. Concrete, Inc.(A)	37	2,810

		7,999

Paper Products – 0.3%
KapStone Paper and Packaging Corp.	49	1,046

Total Materials – 2.3%		9,045

Real Estate

Real Estate Services – 2.2%
RE/MAX Holdings, Inc., Class A	131	8,346

Total Real Estate – 2.2%		8,346

TOTAL COMMON STOCKS – 94.8%		$366,052
(Cost: $299,078)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 3.6%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
1.180%, 10-5-17	$4,000	3,999
Kroger Co. (The),
1.300%, 10-2-17	5,000	4,999
Walgreens Boots Alliance, Inc.,
1.490%, 10-12-17	5,000	4,998

		13,996

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17(C)	3,227	3,227

Municipal Obligations – 0.8%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
0.940%, 10-1-17(C)	2,980	2,980

TOTAL SHORT-TERM SECURITIES – 5.2%		$20,203
(Cost: $20,204)

TOTAL INVESTMENT SECURITIES – 100.0%		$386,255
(Cost: $319,282)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		112

NET ASSETS – 100.0%		$386,367

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at September 30, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	JPMorgan Chase Bank N.A.	01/09/2018	$13,375	1-Month LIBOR less 50 bps	$237	$—	$237

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, the Portfolio would receive payments on any net positive total return, and would make payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of September 30, 2017:

Reference Entity	Shares		Notional Amount	Unrealized Appreciation
Kite Pharma, Inc.	—	*	$1,097	$19
Exact Sciences Corp.	—	*	749	13
Aerie Pharmaceuticals, Inc.	—	*	636	11
Myriad Genetics, Inc.	—	*	542	10
Exelixis, Inc.	—	*	529	9
TESARO, Inc.	—	*	520	9
PRA Health Sciences, Inc.	—	*	508	9
INC Research Holdings, Inc.	—	*	446	8
Clovis Oncology, Inc.	—	*	434	8
Ligand Pharmaceuticals, Inc.	—	*	390	7
Amicus Therapeutics, Inc.	—	*	384	7
Nektar Therapeutics	—	*	373	7
Bluebird Bio, Inc.	—	*	366	6
Prothena Corp. plc	—	*	348	6
Halozyme Therapeutics, Inc.	—	*	339	6
Spark Therapeutics, Inc.	—	*	309	5
Sarepta Therapeutics, Inc.	—	*	305	5
Ultragenyx Pharmaceutical, Inc.	—	*	289	5
Sage Therapeutics, Inc.	—	*	278	5
Array BioPharma, Inc.	—	*	236	4
ImmunoGen, Inc.	1		214	4
Dynavax Technologies Corp.	—	*	198	4
Portola Pharmaceuticals, Inc.	—	*	192	3
Avexis, Inc.	—	*	175	3
Repligen Corp.	—	*	169	3
Acceleron Pharma, Inc.	—	*	163	3
Global Blood Therapeutics, Inc.	—	*	155	3
Dermira, Inc.	—	*	149	3
ZIOPHARM Oncology, Inc.	—	*	147	3
Vanda Pharmaceuticals, Inc.	—	*	142	3
Keryx Biopharmaceuticals, Inc.	—	*	141	3
Seres Therapeutics, Inc.	—	*	125	2
Progenics Pharmaceuticals, Inc.	—	*	122	2
Lexicon Pharmaceuticals, Inc.	—	*	121	2
Ironwood Pharmaceuticals, Inc.	—	*	119	2
Heron Therapeutics, Inc.	—	*	108	2
Acorda Therapeutics, Inc.	—	*	107	2

Alder Biopharmaceuticals, Inc.	—	*	101		2
Inovio Pharmaceuticals, Inc.	—	*	100		2
Agios Pharmaceuticals, Inc.	—	*	99		2
ANI Pharmaceuticals, Inc.	—	*	98		2
Pacific Biosciences of California, Inc.	—	*	96		2
Five Prime Therapeutics, Inc.	—	*	94		2
Eagle Pharmaceuticals, Inc.	—	*	93		2
Synergy Pharmaceuticals, Inc.	1		91		2
ACADIA Pharmaceuticals, Inc.	—	*	83		1
Juno Therapeutics, Inc.	—	*	78		1
Retrophin, Inc.	—	*	76		1
Ionis Pharmaceuticals, Inc.	—	*	76		1
Coherus Biosciences, Inc.	—	*	74		1
China Biologic Products Holdings, Inc.	—	*	66		1
PTC Therapeutics, Inc.	—	*	64		1
Amarin Corp. plc	—	*	61		1
AMAG Pharmaceuticals, Inc.	—	*	56		1
Novavax, Inc.	1		46		1
Achillion Pharmaceuticals, Inc.	—	*	41		1
Minerva Neurosciences, Inc.	—	*	36		1
Intrexon Corp.	—	*	35		1
Merrimack Pharmaceuticals, Inc.	—	*	34		1
Radius Health, Inc.	—	*	33		1
Celldex Therapeutics, Inc.	—	*	31		—	*
Advaxis, Inc.	—	*	28		—	*
Intercept Pharmaceuticals, Inc.	—	*	19		—	*
XBiotech, Inc.	—	*	19		—	*
Ophthotech Corp.	—	*	14		—	*
Sophiris Bio, Inc.	—	*	8		—	*
AquaBounty Technologies, Inc.	—	*	—	*	—	*
					$237

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$366,052	$—	$—
Short-Term Securities	—	20,203	—
Total	$366,052	$20,203	$—
Total Return Swaps	$—	$237	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$319,282
Gross unrealized appreciation	74,071
Gross unrealized depreciation	(7,098)
Net unrealized appreciation	$66,973

SCHEDULE OF INVESTMENTS Small Cap Core (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 4.8%
Visteon Corp.(A)	129	$15,979

Homefurnishing Retail – 2.2%
Restoration Hardware Holdings, Inc.(A)	102	7,194

Restaurants – 4.5%
Bob Evans Farms, Inc.	168	12,991
Buffalo Wild Wings, Inc.(A)	16	1,659
Red Robin Gourmet Burgers, Inc.(A)	4	234

		14,884

Total Consumer Discretionary – 11.5%		38,057
Consumer Staples

Packaged Foods & Meats – 6.3%
Pinnacle Foods, Inc.	262	14,950
Post Holdings, Inc.(A)	66	5,852

		20,802

Soft Drinks – 1.6%
Coca-Cola Bottling Co. Consolidated	24	5,155

Total Consumer Staples – 7.9%		25,957
Energy

Oil & Gas Exploration & Production – 4.8%
Laredo Petroleum Holdings, Inc.(A)	1,237	15,988

Total Energy – 4.8%		15,988
Financials

Life & Health Insurance – 1.5%
American Equity Investment Life Holding Co.	167	4,845

Multi-Line Insurance – 0.2%
Kemper Corp.	15	795

Regional Banks – 11.8%
Chemical Financial Corp.	100	5,247
FCB Financial Holdings, Inc., Class A(A)	112	5,386
Pinnacle Financial Partners, Inc.	76	5,057
Webster Financial Corp.	314	16,527
Western Alliance Bancorp.(A)	125	6,654

		38,871

Thrifts & Mortgage Finance – 2.5%
MGIC Investment Corp.(A)	370	4,632
Radian Group, Inc.	195	3,637

		8,269

Total Financials – 16.0%		52,780
Health Care

Health Care Equipment – 1.4%
Insulet Corp.(A)	85	4,693

Health Care Facilities – 1.2%
HealthSouth Corp.	89	4,111

Health Care Services – 5.0%
Tivity Health, Inc.(A)	403	16,459

Health Care Technology – 3.7%
Evolent Health, Inc., Class A(A)	495	8,806
Omnicell, Inc.(A)	67	3,397

		12,203

Total Health Care – 11.3%		37,466
Industrials

Construction Machinery & Heavy Trucks – 2.2%
Navistar International Corp.(A)	165	7,272

Electrical Components & Equipment – 0.2%
Generac Holdings, Inc.(A)	15	693

Industrial Machinery – 4.4%
Woodward, Inc.	187	14,502

Trading Companies & Distributors – 1.6%
Beacon Roofing Supply, Inc.(A)	101	5,200

Trucking – 4.7%
Saia, Inc.(A)	148	9,267
YRC Worldwide, Inc.(A)	462	6,371

		15,638

Total Industrials – 13.1%		43,305

Information Technology

Application Software – 2.4%
8x8, Inc.(A)	265	3,573
Everbridge, Inc.(A)	167	4,423

		7,996

Data Processing & Outsourced Services – 1.4%
Conduent, Inc.(A)	292	4,569

Home Entertainment Software – 4.6%
Take-Two Interactive Software, Inc.(A)	130	13,341
Zynga, Inc.(A)	464	1,754

		15,095

Internet Software & Services – 1.8%
Q2 Holdings, Inc.(A)	140	5,844

Semiconductors – 2.3%
Integrated Device Technology, Inc.(A)	290	7,700

Systems Software – 2.4%
Tableau Software, Inc., Class A(A)	108	8,066

Technology Distributors – 2.7%
Synnex Corp.	71	8,919

Total Information Technology – 17.6%		58,189
Materials

Commodity Chemicals – 1.1%
Cabot Corp.	65	3,599

Diversified Metals & Mining – 1.2%
Compass Minerals International, Inc.	61	3,933

Specialty Chemicals – 4.0%
Innospec, Inc.	36	2,207
Sensient Technologies Corp.	144	11,076

		13,283

Steel – 0.8%
TimkenSteel Corp.(A)	169	2,780

Total Materials – 7.1%		23,595
Real Estate

Diversified Real Estate Activities – 0.7%
CoreSite Realty Corp.	20	2,283

Industrial REITs – 1.6%
First Industrial Realty Trust, Inc.	73	2,184
STAG Industrial, Inc.	117	3,206

		5,390

Real Estate Services – 1.3%
Realogy Holdings Corp.	125	4,109

Total Real Estate – 3.6%		11,782
Telecommunication Services

Alternative Carriers – 2.3%
Vonage Holdings Corp.(A)	953	7,755

Total Telecommunication Services – 2.3%		7,755
Utilities

Electric Utilities – 1.2%
ALLETE, Inc.	51	3,903

Gas Utilities – 1.3%
South Jersey Industries, Inc.	33	1,139
Spire, Inc.	41	3,091

		4,230

Total Utilities – 2.5%		8,133

TOTAL COMMON STOCKS – 97.7%		$323,007
(Cost: $274,455)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) - 2.3%
Kroger Co. (The), 1.300%, 10-2-17	$7,458	7,457

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(C)	1,698	1,698

TOTAL SHORT-TERM SECURITIES – 2.8%		$9,155
(Cost: $9,156)

TOTAL INVESTMENT SECURITIES – 100.5%		$332,162
(Cost: $283,611)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(1,535)

NET ASSETS – 100.0%		$330,627

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$323,007	$—	$—
Short-Term Securities	—	9,155	—
Total	$323,007	$9,155	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$283,611
Gross unrealized appreciation	50,769
Gross unrealized depreciation	(2,218)
Net unrealized appreciation	$48,551

SCHEDULE OF INVESTMENTS Value (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 2.3%
Comcast Corp., Class A	237	$9,135

General Merchandise Stores – 2.5%
Target Corp.	168	9,937

Home Improvement Retail – 2.5%
Lowe’s Co., Inc.	121	9,689

Housewares & Specialties – 2.1%
Newell Rubbermaid, Inc.	192	8,206

Total Consumer Discretionary – 9.4%		36,967
Consumer Staples

Drug Retail – 3.1%
CVS Caremark Corp.	149	12,100

Hypermarkets & Super Centers – 3.8%
Wal-Mart Stores, Inc.	195	15,222

Total Consumer Staples – 6.9%		27,322
Energy

Oil & Gas Equipment & Services – 2.6%
Baker Hughes, Inc.	281	10,283

Oil & Gas Refining & Marketing – 2.7%
Marathon Petroleum Corp.	189	10,593

Oil & Gas Storage & Transportation – 5.4%
Energy Transfer Partners L.P.	1,168	21,365

Total Energy – 10.7%		42,241
Financials

Asset Management & Custody Banks – 3.3%
State Street Corp.	137	13,098

Consumer Finance – 7.4%
Capital One Financial Corp.	173	14,638
Synchrony Financial	464	14,391

		29,029

Life & Health Insurance – 3.2%
MetLife, Inc.	219	11,367
MetLife, Inc.(A)	17	1,058

		12,425

Mortgage REITs – 2.5%
American Capital Agency Corp.	452	9,799

Multi-Line Insurance – 2.7%
American International Group, Inc.	172	10,541

Other Diversified Financial Services – 9.1%
Citigroup, Inc.	247	17,974
JPMorgan Chase & Co.	189	18,071

		36,045

Property & Casualty Insurance – 1.9%
Allstate Corp. (The)	83	7,601

Regional Banks – 2.7%
Fifth Third Bancorp	385	10,783

Total Financials – 32.8%		129,321
Health Care

Biotechnology – 3.3%
Amgen, Inc.	70	12,996

Health Care Facilities – 2.5%
HCA Holdings, Inc.(A)	122	9,726

Managed Health Care – 5.0%
Aetna, Inc.	64	10,113
Cigna Corp.	53	9,833

		19,946

Pharmaceuticals – 3.5%
Jazz Pharmaceuticals plc(A)	62	9,009
Teva Pharmaceutical Industries Ltd. ADR	265	4,669

		13,678

Total Health Care – 14.3%		56,346
Industrials

Electrical Components & Equipment – 2.6%
Eaton Corp.	133	10,206

Industrial Machinery – 2.6%
Timken Co. (The)	212	10,302

Total Industrials – 5.2%		20,508
Information Technology

Semiconductors – 2.6%
Micron Technology, Inc.(A)	263	10,332

Systems Software – 2.3%
Microsoft Corp.	123	9,185

Technology Hardware, Storage & Peripherals – 2.4%
Western Digital Corp.	107	9,227

Total Information Technology – 7.3%		28,744
Materials

Diversified Chemicals – 3.2%
Dow Chemical Co. (The)	179	12,385

Total Materials – 3.2%		12,385
Real Estate

Health Care REITs – 2.0%
Welltower, Inc.	110	7,703

Specialized REITs – 0.6%
Uniti Group, Inc.	175	2,567

Total Real Estate – 2.6%		10,270

TOTAL COMMON STOCKS – 92.4%		$364,104
(Cost: $337,998)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 7.5%
Kroger Co. (The),
1.300%, 10-2-17	$4,670	4,669
Sonoco Products Co.,
1.330%, 10-2-17	7,957	7,956
Virginia Electric and Power Co.,
1.560%, 10-12-17	6,000	5,997
Walgreens Boots Alliance, Inc.,
1.300%, 10-4-17	5,000	4,999
Wisconsin Gas LLC,
1.200%, 10-3-17	6,000	5,999

		29,620

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17(C)	2,663	2,663

TOTAL SHORT-TERM SECURITIES – 8.2%		$32,283
(Cost: $32,286)

TOTAL INVESTMENT SECURITIES – 100.6%		$396,387
(Cost: $370,284)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(2,468)

NET ASSETS – 100.0%		$393,919

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at September 30, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Russell 1000 Value Total Return Index	Morgan Stanley & Co. International plc	09/26/2018	21,416	1-Month LIBOR plus 45 bps	$117	$—	$114

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
MetLife, Inc.	N/A	Call	174	18	November 2017	$60.00	$18	$(46)
Wal-Mart Stores, Inc.	N/A	Put	482	48	October 2017	72.50	31	(13)
							$49	$(59)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$364,104	$—	$—
Short-Term Securities	—	32,283	—
Total	$364,104	$32,283	$—
Total Return Swaps	$—	$114	$—
Liabilities
Written Options	$59	$—	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$370,284
Gross unrealized appreciation	46,206
Gross unrealized depreciation	(20,103)
Net unrealized appreciation	$26,103

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Variable Insurance Portfolios
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 29, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2017